                                                                   Registration No. 33-23223
                                                                           File No. 811-5582

                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                           [   ]

Post-Effective Amendment No. 28                                            [X]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 27                                                           [X]

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                                 OPPENHEIMER CASH RESERVES
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                     (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

                                       (303) 768-3200
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                    (Registrant's Telephone Number, including Area Code)

                                    Robert G. Zack, Esq.
                                   OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street-11th Floor, New York, New York 10218-1008
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                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [ X  ]               on November 9, 2007, pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [_]   on _______________pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ] This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Cash Reserves

Prospectus dated November 9__, 2007

                                         Oppenheimer  Cash  Reserves  is a money
                                         market  mutual  fund.  Its  goal  is to
                                         seek the  maximum  current  income that
                                         is   consistent   with   stability   of
                                         principal.    The   Fund   invests   in
                                         short-term,     high-quality     "money
                                         market" instruments.

                                               This     prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell  shares  of the Fund and other
                                         account  features.   Please  read  this
                                         prospectus  carefully before you invest
                                         and keep it for future  reference about
                                         your account.
As   with   all   mutual   funds,    the
Securities  and Exchange  Commission has
not approved or  disapproved  the Fund's
securities  nor has it  determined  that
this    prospectus    is   accurate   or
complete.  It is a  criminal  offense to
represent otherwise.

                                    1234

CONTENTS

            ABOUT THE FUND

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Taxes

            Financial Highlights

35

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND  INVEST IN? The Fund  invests in a variety of  high-quality money market  instruments to seek current income. The money market instruments that the Fund invests in include,  for example,  bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

      "High-quality"  instruments  generally  must be  rated in one of the two
highest    credit-quality    categories   for    short-term    securities   by
nationally-recognized   rating   organizations.   If  unrated,  they  must  be
determined by the Fund's  investment  manager,  OppenheimerFunds,  Inc.,  (the
"Manager") to be of comparable  quality to securities rated in the two highest categories.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for investors who want to earn income at current  money market rates while seeking to preserve the value of their investment.  The Fund tries to keep its share prices stable at $1.00.
Income  on  money  market  instruments  tends  to  be  lower  than  income  on longer-term  debt  securities,  so the Fund's  yield will likely be lower than the yield on longer-term  fixed income funds. The Fund also offers easy access to your money through  checkwriting and wire redemption  privileges.  The Fund does not invest to seek capital  appreciation and is not a complete investment program.

Main Risks of Investing in the Fund

      All  investments  have risks to some  degree.  Funds that invest in debt obligations  for  income  may be subject  to credit  risks and  interest  rate risks.  However,  the Fund's investments must meet strict standards set by its
Board of  Trustees  following  special  rules for  money  market  funds  under federal law. Those standards include  requirements for maintaining high credit quality in the Fund's portfolio,  a short average portfolio maturity to reduce the  effects  of  changes  in  prevailing  interest  rates on the value of the
Fund's  securities and  diversifying the Fund's  investments  among issuers to reduce  the  effects  of a default  by any one  issuer on the  Fund's  overall portfolio and the value of the Fund's shares.

      Even so, there are risks that the issuer of an obligation  that the Fund holds  could have its credit  rating  downgraded,  or could  default,  or that
interest   rates  could  rise  sharply,   causing  the  value  of  the  Fund's
investments  (and its  share  prices)  to fall.  There is also a risk that the value of a Fund's  investments  may be affected by changes in the liquidity of the markets in which the Fund invests.  As a result,  there is a risk that the
Fund's shares could fall below $1.00 per share.  If there is a high demand for the redemption of Fund shares that was not anticipated,  portfolio  securities might have to be sold prior to their  maturity at a loss.  Also,  there is the risk  that the  value of your  investment  could be  eroded  over  time by the effects of inflation,  and that poor security  selection  could cause the Fund to underperform other funds that have a similar objective.

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An investment in the Fund is not insured or guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your  investment  at $1.00 per share,  it is possible to lose money by investing in the Fund.
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The Fund's Past Performance

      The bar  chart  and  table  below  show  one  measure  of the  risks  of investing in the Fund, by showing changes in the Fund's  performance  (for its
Class A  shares)  from  year to year for the last 10  calendar  years  and its average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of  investing  in a money  market fund.
The Fund's  past  investment  performance  does not  predict how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period  from  1/1/07  through  9/30/07,  the  cumulative  return  (not annualized)  for Class A shares was 3.41%.  During the period shown in the bar chart,  the highest return (not  annualized) for a calendar  quarter was 1.40%
(4thQtr '00) and the lowest  return (not  annualized)  for a calendar  quarter was 0.03% (2ndQtr `04 ).

Average Annual Total Returns                                     10 Years
for the periods ended  December                                 (or life of
31, 2006                         1 Year        5 Years        class, if less)

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Class   A   Shares   (inception   4.21%         1.61%              3.02%

1/3/89)
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Class   B   Shares   (inception  -1.03%         0.97%              2.68%

8/17/93)
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Class   C   Shares   (inception   2.90%         1.32%              2.59%

12/01/93)
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Class   N   Shares   (inception   2.94%         1.40%              1.59%
3/01/01)
The Fund's average annual total returns  include the applicable  sales charge;
for Class B, the  contingent  deferred  sales  charges of 5%  (1-year)  and 2%
(5-years) and for Class C and Class N, the  contingent  deferred sales charges of 1% for the  1-year  and 18 month  periods,  respectively.  Because  Class B
shares  convert  to  Class  A  shares  72  months  after  purchase,   Class  B
"life-of-class"  performance  does not include any  contingent  deferred sales charge  and uses Class A  performance  for the period  after  conversion.  The
Fund's returns  measure the  performance of a hypothetical  account and assume that all distributions have been reinvested in additional shares.

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The total returns are not the Fund's current yield. The Fund's yield more
closely reflects the Fund's current earnings.   To obtain the Fund's current
7-day yield information, please call the Transfer Agent toll-free at
1.800.CALL OPP (225.5677).
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Fees and Expenses of the Fund

The  following  tables  are  provided  to help  you  understand  the  fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a
variety   of   expenses   directly   for  the   management   of  its   assets,
administration,  the  distribution  of its  shares and other  services.  Those expenses are  subtracted  from the Fund's  assets to calculate  the Fund's net asset  values  per  share.  All  shareholders  therefore  pay  those  expenses indirectly.  Shareholders pay other  transaction  expenses  directly,  such as sales charges.  The numbers below are based on the Fund's  expenses during its fiscal year ended July 31, 2007.

Shareholder Fees (charges paid directly from your investment):

                                Class A      Class B     Class C      Class N
                                 Shares      Shares       Shares      Shares
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Maximum   Sales   Charge  on     None        None         None        None
 purchases
 (as % of offering price)
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Maximum    Deferred    Sales   None(1)       5%(2)       1%(3)        1%(4)
 Charge
 (as % of  the  lower  of the
 original  offering  price or
 redemption proceeds)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                Class A      Class B     Class C      Class N
                                 Shares      Shares       Shares      Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)               0.46%        0.46%       0.46%        0.46%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution  and/or  Service    0.20%      0.75%(6)     0.75%(6)      0.50%
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(7)                0.37%        0.31%       0.38%        0.31%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total    Annual     Operating    1.03%        1.52%       1.59%        1.27%

Expenses(8)

 Expenses may vary in future years

1.    A  contingent  deferred  sales  charge may apply if you  redeem  Class A shares of the Fund  that  were  acquired  by  exchanging  Class A shares of another  Oppenheimer  fund  that were  purchased  subject  to a  contingent deferred sales charge, as described in "How to Sell Shares."
2.    Applies to redemptions in the first year after purchase.  The contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within 18  months of a  retirement  plan's first purchase of Class N shares.
5.    The Manager has voluntarily  agreed to waive a portion of its Management
   Fee so that the fees do not exceed an annual  rate of 0.40% of the  average annual  net  assets  for each  class of  shares.  That  undertaking  may be
   amended  or  withdrawn  at  any  time.   After  the  Manager's  waiver  the
   "Management Fees" were 0.40% for all classes.
6.    OppenheimerFunds  Distributor,  Inc. ("OFDI") has voluntarily  agreed to reduce Class B and Class C  "Distribution  and /or Service (12b-1) Fees" by
   0.25%  of the  average  annual  net  assets  for each  respective  class of shares.  That  undertaking  may be amended or withdrawn at any time.  After
   OFDI's  waiver  the  "Distribution  and/or  Service  Fees"  for Class B and
   Class C shares were 0.50%.

7.    . "Other  Expenses"  include  transfer agent fees,  custodial  fees, and accounting and legal  expenses that the Fund pays. The "Other  Expenses" in the table are based on,  among other  things,  the fees the Fund would have paid if the  transfer  agent had not  waived a portion  of its fees under a voluntary  undertaking  to the Fund to limit  those  fees to the  lesser of
   0.35% of  average  daily net  assets,  or to an amount  necessary  to allow
   each   class  of  the  Fund  to   maintain  a  7  day  yield  of  at  least
   approximately  0.10%  (but not less  than  zero).  After  the  waiver,  the actual  percentages  of average  daily net assets were 0.37%,  for Class A,
   0.31%,   for  Class  B,  0.37%,  for  Class  C  and  0.31%,  for  Class  N,
   respectively.
8.    After the "Management  Fees",  "Distribution  and/or Service  12b-1Fees"
   and  "Other  Expenses"  waivers  as  described  above,  the  "Total  Annual
   Operating  Expenses"  as a  percentage  of average  daily net  assets  were
   0.97%  for  Class A,  1.21%  for  Class B,  1.27% for Class C and 1.21% for
   Class N.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing  in other mutual  funds.  The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods indicated and then reinvest your dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower,  because  expenses  will  vary  over  time.  Based on these assumptions your expenses would be as follows:

If shares are redeemed:       1 Year      3 Years     5 Years     10 Years
------------------------------------------------------------------------------
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Class A Shares                 $106        $329        $571        $1,266

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B Shares                 $656        $784       $1,035       $1,570*

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C Shares                 $263        $506        $872        $1,904

------------------------------------------------------------------------------
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Class N Shares                 $230        $405        $701        $1,543

If    shares    are    not
redeemed:                     1 Year      3 Years     5 Years     10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A Shares                 $106        $329        $571        $1,266

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B Shares                 $156        $484        $835        $1,570*

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C Shares                 $163        $506        $872        $1,904

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class N Shares                 $130        $405        $701        $1,543
In the first  example,  expenses  include the  applicable  Class B, Class C or
Class N contingent  deferred sales charges.  In the second example,  the Class
B, Class C and Class N expenses do not include the  contingent  deferred sales charges.

*Class B  expenses  for  years 7  through  10 are  based  on Class A  expenses because  Class B shares  automatically  convert  to Class A shares  72  months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The  allocation of the
Fund's  portfolio  among  different  types of investments  will vary over time based upon the Manager's  evaluation of economic and market trends. The Fund's portfolio  might not always include all of the different  types of investments described  below.  The  Statement  of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

      The Fund invests in short-term  money market  instruments that must meet quality,  maturity and diversification  standards  established by its Board of
Trustees  as well as  rules  that  apply  to  money  market  funds  under  the
Investment  Company Act of 1940, as amended (the  "Investment  Company  Act").
The Fund's Manager tries to reduce risks by  diversifying  investments  and by carefully  researching  investments before the Fund buys them. The rate of the
Fund's  income  will vary from day to day,  generally  reflecting  changes  in overall  short-term  interest rates.  There is no assurance that the Fund will achieve its investment objective.

What Does the Fund  Invest In? The Fund  invests in a variety of money  market instruments.  They are short-term debt  obligations that may have fixed, variable or floating  interest  rates.  Below is a brief  description of the types of money market instruments the Fund invests in.
   o  U.S.  Government   Securities.   These  include  obligations  issued  or
      guaranteed   by  the  U.S.   government   or  any  of  its  agencies  or
      instrumentalities.  Some are direct obligations of the U.S. Treasury and are  supported  by the full  faith  and  credit  of the  United  States.
      Securities  issued  by  some  agencies  and   instrumentalities  of  the
      government  are also  supported by the full faith and credit of the U.S.
      government.  Some securities issued by agencies or  instrumentalities of the U.S.  government  are supported by the right of the issuer to borrow from the U.S.  Treasury and others may be  supported  only by the credit of the instrumentality.
   o  Bank  Obligations.  The  Fund  can buy time  deposits,  certificates  of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.
   o  Commercial   Paper.   Commercial   paper  is  a  short-term,   unsecured
      promissory  note of a  domestic  or foreign  company or other  financial firm.  The Fund may buy  commercial  paper  only if it  matures  in nine months or less from the date of purchase.
o     Corporate  Debt  Obligations.  The Fund can  invest in other  short-term corporate debt obligations, besides commercial paper.
   o  Other  Money  Market  Obligations.  The Fund may invest in money  market obligations  other  than  those  listed  above  if they are  subject  to repurchase  agreements or guaranteed as to their  principal and interest by a  domestic  bank or a  corporation  whose  commercial  paper  may be purchased by the Fund. A bank whose money  market  instruments  the Fund buys must meet credit criteria set by the Fund's Board of Trustees.

o     Floating  Rate/Variable  Rate Notes.  The Fund can  purchase  notes with floating or variable  interest  rates.  Variable rates are adjustable at stated  periodic  intervals.  Floating rates are adjusted  automatically according  to a specified  market rate or  benchmark,  such as the prime rate of a bank.  If the maturity of a note is greater than 397 days,  it may be  purchased  only if it has a demand  feature.  That  feature must permit the Fund to recover the principal  amount of the note on not more than  thirty  days'  notice  at any  time,  or at  specified  times  not exceeding 397 days from purchase.
o     Obligations  of Foreign Banks and Foreign  Branches of U.S.  Banks.  The
      Fund can invest in U.S.  dollar-denominated  obligations (or securities)
      of foreign  banks that are  payable  in the U.S.  or in other  locations approved  by the  Fund's  Board.  It  can  also  buy  dollar-denominated securities of foreign  branches of U.S.  banks.  These  securities  have investment  risks  different from  obligations  of domestic  branches of
      U.S.  banks.  Risks that may  affect the bank's  ability to pay its debt include:
o     political and economic  developments in the country in which the bank or branch is located,
o     imposition  of  withholding  taxes on  interest  income  payable  on the securities,
o     seizure or nationalization of foreign deposits,
o     the establishment of exchange control regulations, and
o     the adoption of other  governmental  restrictions  that might affect the payment of principal and interest on those securities.

      Additionally,   not  all  of  the  U.S.  and  state   banking  laws  and
      regulations  that  apply to  domestic  banks  and that are  designed  to protect  depositors and investors apply to foreign  branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.
            The Fund may also buy  other  money  market  instruments  that its
      Board  of  Trustees  approves  from  time  to  time.  They  must be U.S.
      dollar-denominated   short-term   investments   that  the  Manager  must
      determine to have minimal credit risks.

            Currently,   the  Board  has  approved  the  Fund's   purchase  of
      dollar-denominated  obligations of foreign banks (payable in the U.S. or in other  approved  locations),  floating or variable rate demand notes, asset-backed  securities and bank loan participation  agreements.  Their purchase may be subject to  restrictions  adopted by the Board from time to time.

WHAT CREDIT  QUALITY,  DIVERSIFICATION  AND  MATURITY  STANDARDS  APPLY TO THE
FUND'S  INVESTMENTS?  The  Fund  may buy  only  those  investments  that  meet standards  set by the  Board  of  Trustees  and  standards  prescribed  by the
Investment  Company Act for money market  funds.  The Fund's Board has adopted evaluation  procedures for the Fund's portfolio  investments,  and the Manager
has  the   responsibility   to  implement  those   procedures  when  selecting
investments for the Fund.

      In  general,  the  Fund  buys  only  high-quality  investments  that the
Manager  believes  present  minimal  credit  risk  at the  time  of  purchase.
"High-quality" investments are:
   o  rated in one of the two  highest  short-term  rating  categories  by two nationally-recognized rating organizations, or
   o  rated  by one  rating  organization  in one of its  two  highest  rating categories (if only one rating  organization  has rated the investment),
      or
   o  unrated  investments  that the  Manager  determines  are  comparable  in quality to instruments rated in the two highest rating categories.

      The  procedures  also limit the amount of the Fund's  assets that can be invested in the securities of any one issuer (other than the U.S.  government, its agencies and instrumentalities),  to spread the Fund's investment risks. A security's  maturity  must not exceed  397 days.  In  addition,  the Fund must maintain a  dollar-weighted  average  portfolio  maturity  of not more than 90 days.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change  non-fundamental  policies without  shareholder  approval,
although   significant  changes  will  be  described  in  amendments  to  this prospectus.  Fundamental  policies cannot be changed without the approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a  fundamental  policy.  Some  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the Fund can use the investment  techniques  and  strategies  described  below.  The Fund might not always use all of them.  These  techniques  involve  risks.  The  Statement of
Additional   Information   contains  more  information  about  some  of  these
practices,  including  limitations  on their use that are  designed  to reduce some of the risks.

Bank  Loan  Participation  Agreements.  The  Fund  can  invest  in  bank  loan participation  agreements.  They provide the Fund an undivided  interest in a loan  made  by  the  issuing  bank  in the  proportion  the  Fund's interest bears to the total principal  amount of the loan. In evaluating the risk of these  investments,  the Fund looks to the  creditworthiness of the  borrower  that is  obligated  to  make  principal  and  interest payments  on the loan.  Because  the  participation  agreements  are not rated the  Manager  will make the  determination  that the  borrower  or
      guarantor  has  received  a  short-term   rating  on  a  class  of  debt
      obligations  (or  any  debt  obligation   within  that  class)  that  is
      comparable  in priority  and  security  with the  underlying  loan.  The
      Fund's  investments  in  bank  loan  participation  agreements  will  be subject to the Fund's limits on investments in illiquid securities.
Asset-Backed  Securities.  The Fund can  invest in  asset-backed  investments.
      These are  fractional  interests  in pools of  consumer  loans and other trade  receivables,  which are the  obligations of a number of different parties.  The  income  from the  underlying  pool is passed  through  to investors, such as the Fund.

      These investments might be supported by a credit enhancement,  such as a letter of credit,  a  guarantee  or a  preference  right.  However,  the
      credit  enhancement   typically  applies  only  to  a  fraction  of  the
      security's  value.  If the  issuer  of  the  security  has  no  security interest  in the  related  collateral,  there is the risk  that the Fund could lose money if the issuer defaults.
Repurchase  Agreements.  The Fund may enter into repurchase  agreements.  In a repurchase  transaction,  the Fund buys a  security  and  simultaneously sells  it to the  vendor  for  delivery  at a  future  date.  Repurchase agreements must be fully  collateralized.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any  delay in its  ability  to do so.  The Fund  will not  enter  into a repurchase  agreement that will cause more than 10% of its net assets to be subject to repurchase  agreements maturing in more than 7 days. There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements of 7 days or less.
Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them
      or  dispose  of  them  promptly  at  an  acceptable  price.   Restricted
      securities may have terms that limit their resale to other  investors or may require  registration  under the applicable  securities  laws before they may be sold  publicly.  The Fund will not  invest  more than 10% of its net assets in illiquid or restricted securities.  Certain restricted securities  that are  eligible  for  resale to  qualified  institutional purchasers  may not be  subject  to that  limit.  The  Manager  monitors holdings  of  illiquid  securities  on an  ongoing  basis  to  determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in  selling a security  may  result in a loss to the Fund or  additional costs.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which is filed with the Securities and Exchange Commission (the
"SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the
Fund's fiscal quarters.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The Manager carries out its duties,  subject to certain policies  established  by the Fund's  Board of Trustees,  under an  investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has been an  investment  adviser  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $260 billion in assets as of September 30, 2007,  including other Oppenheimer funds with more than 6 million shareholder  accounts.  The Manager is located at Two
World Financial  Center,  225 Liberty  Street-11th  Floor,  New York, New York
10281-1008.

Advisory Fees. Under the investment advisory  agreement,  the Fund is required to pay the  Manager an advisory  fee at an annual rate that  declines as the Fund's  assets  grow:  0.500% of the first  $250  million of average annual net assets,  0.475% of the next $250 million,  0.450% of the next
      $250 million,  0.425% of the next $250 million, and 0.400% of net assets in excess of $1 billion.  Effective  December  6, 2002,  the Manager has agreed  to limit  the  Fund's  management  fees to  0.40% of the  Fund's average  net assets for each class of shares.  That  expense  limitation can be amended or terminated  at any time without  advance  notice.  The
      Fund's  management fee for the fiscal year ended July 31, 2007 was 0.40%
      of the Fund's  average  annual net assets for each class of shares after that  waiver.  Without  giving  effect  to  the  voluntary  waiver,  the management fee would have been 0.46%.

      A discussion  regarding the basis for the Board of Trustees' approval of the Fund's  investment  advisory  contract  is  available  in the Fund's
      Semi-Annual  Report to the  shareholders  for the six month period ended
      January 31, 2007.

Portfolio  Managers.  The  Fund's  portfolio  is managed by Barry D. Weiss and
      Carol  E.  Wolf  who  are  primarily   responsible  for  the  day-to-day
      management of the Fund's investments.

       Mr.  Weiss has been a Vice  President  of the Fund and a manager of the
Fund's  portfolio since July 2001.  Mr. Weiss has been a Vice President of the
Manager since July 2001 and of HarbourView Asset Management  Corporation since
June 2003 and is an officer of four other  portfolios in the  OppenheimerFunds complex.  He was formerly  Assistant  Vice President and Senior Credit Analyst
of the Manager from  February  2000  through  June 2001.  Prior to joining the
Manager in February 2000, he was Associate  Director,  Structured  Finance, at
Fitch IBCA Inc. from April 1998 through February 2000.

      Ms.  Wolf has been a Vice  President  of the Fund and a  manager  of the
Fund's  portfolio  since July 1998.  Ms. Wolf has been a Senior Vice President
of  the  Manager  since  June  2000  and  of  HarbourView   Asset   Management
Corporation  since June 2003 and is an officer of four other portfolios in the
OppenheimerFunds  complex.  She was  formerly  Vice  President  of the Manager from June 1990 through June 2000.

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

Only Class A shares of the Fund may be  purchased by an  individual  investor.
Class B, Class C and Class N shares are generally  available  only by exchange or through certain  retirement  plans, as described below. You can buy Class A
shares   several   ways,   as  described   below.   The  Fund's   Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your  behalf.  A broker or dealer may charge a  processing  fee for that service.

Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the  Distributor to enable them to place purchase orders for shares on a regular  business day with a guarantee  that the Fund's  custodian  bank will  receive  Federal  Funds to pay for the shares by 2:00 p.m.  on the next regular  business  day.  The shares will start to accrue  dividends starting on the day the Federal Funds are received by 2:00 p.m.
Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  new
      account   application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217.  Your check must be in U.S.  dollars and drawn on a U.S.
      bank.  If you do not list a dealer  on the  application,  Class A shares are your only purchase  option.  The Distributor  will act as your agent in buying Class A shares.  However,  we recommend  that you discuss your investment  with a  financial  advisor  before you make a purchase to be sure that the Fund is  appropriate  for you. Class B, Class C or Class N shares  may  not  be  purchased  by a new  investor  directly  from  the
      Distributor   without  the  investor   designating   another  registered
      broker-dealer.   If  a   current   investor   no  longer   has   another
      broker-dealer  of record  for an  existing  Class B,  Class C or Class N
      account,   the   Distributor   is   automatically   designated   as  the
      broker-dealer  of record,  but  solely for the  purpose of acting as the investor's agent to purchase the shares.
   o  Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid for by Federal  Funds  wire.  The minimum  wire  purchase is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.

   o  Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink," below for more details.
   o  Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each month from your account at a bank or other financial  institution  under an Asset  Builder  Plan with  AccountLink.
      Details  are in the  Asset  Builder  application  and the  Statement  of
      Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
o     If you establish one of the many types of retirement  plan accounts that
      OppenheimerFunds  offers,  more fully described under "Special  Investor
      Services," you can start your account with as little as $500.

o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment
      plan,  you  can  make  an  initial   investment  of  $500.  The  minimum
      subsequent  investment is $50,  except that for any account  established under  one of these  plans  prior  to  November  1,  2002,  the  minimum additional investment will remain $25.
o     A minimum  initial  investment  of $250  applies  to  certain  fee based programs  that  have an  agreement  with the  Distributor.  The  minimum subsequent investment for those programs is $50.

o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from
      unit   investment   trusts   that  have  made   arrangements   with  the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net  asset  value per share  without  any  initial  sales  charge  that applies.  The net asset value per share will  normally  remain  fixed at $1.00 per  share.  However,  there is no  guarantee  that the Fund will  maintain  a stable net asset value of $1.00 per share.  The  offering  price that  applies to a purchase  order is based on the next  calculation  of the net asset value per share that is made after the  Distributor  receives the purchase  order at its  offices in  Colorado,  or after any agent  appointed  by the  Distributor receives the order.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of the New York Stock  Exchange (the "NYSE"),  on each day the NYSE is open for trading  (referred  to in this  prospectus as a "regular  business  day").  The NYSE normally  closes at 4:00 p.m.,
      Eastern  time,  but may close  earlier on some days.  All  references to time in this prospectus are to "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the  Fund's  net  assets  attributable  to that  class by the  number of shares of that class  that are  outstanding.  Under a policy  adopted by the Fund's Board of Trustees,  the Fund uses the  amortized  cost method to value its  securities  to determine  net asset value,  subject to the
      Board's review.

      If, after the close of the principal  market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  securities  are priced that day, an event occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of
      Trustees has authorized the Manager,  subject to the Board's review,  to ascertain a fair value for such  security.  A security's  valuation  may differ depending on the method used for determining value.

The Offering  Price.  To receive the offering  price for a particular  day the
      Distributor or its designated  agent must receive your order,  in proper form as described in this  prospectus,  by the time the NYSE closes that day.  If your  order is  received  on a day when the NYSE is  closed  or after it has  closed,  the order will  receive the next  offering  price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer,  your dealer must  receive the order by the close of the NYSE  (normally  4:00
      p.m.  Eastern time). If your order is received on a day when the NYSE is closed or after it is closed,  the order will receive the next  offering price that is determined.

------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  four different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares there is no initial sales charge on your purchase.
------------------------------------------------------------------------------
Class B Shares.  Class B shares are available only by exchange or for purchase by certain  retirement  plan sponsors,  as described  below.  You pay no sales  charge  at the  time of  purchase,  but you  will  pay an  annual asset-based  sales  charge.  If you sell your  shares  within 6 years of buying  them,  you may pay a  contingent  deferred  sales  charge.  That contingent  deferred  sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C Shares.  Class C shares are available only by exchange or for purchase by certain  retirement  sponsors,  as described  below. You pay no sales charge at the time of purchase,  but you will pay an annual  asset-based sales  charge.  If you sell your shares within 12 months of buying them, you may pay a contingent  deferred sales charge of 1.0%, as described in
      "How Can You Buy Class C Shares?" below.

Class N Shares.  Class N shares  are  available  only by  exchange  or through certain  retirement  plans, as described  below. You pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge.  If you sell your  shares  within  18  months of the  retirement plan's  first  purchase  of  Class N  shares,  you may pay a  contingent deferred  sales charge of 1.0%, as described in "How Can You Buy Class N
      Shares?" below.

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment  will vary your  investment  results over time. Only Class A shares are  available  for a direct  purchase  by an  individual  investor.  Class B,
Class C and Class N shares are only  available by exchange from the same share class of other  Oppenheimer  funds, as described below, or by purchase by plan administrators  or plan sponsors on behalf of plan  participants  in qualified retirement plans.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of different  classes.  Of course, these  examples are based on  approximations  of the effects of current  sales charges  and  expenses  projected  over  time,  and do not  detail  all of the considerations  in  selecting  a class of  shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.

      Investing for the Shorter Term.  If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The Distributor normally will not accept purchase orders of more than $100,000 for
      Class B shares or $1 million or more for Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally,  the  dividends  payable  to Class B,  Class C and Class N shareholders  will be reduced by the additional  expenses borne by those classes  that  are not  borne by Class A  shares,  such as the  Class B,
      Class C and Class N asset-based  sales charge described below and in the
      Statement  of  Additional   Information.   Also,   checkwriting  is  not
      available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling another class.  The Distributor may pay additional  compensation from its own resources to securities  dealers or financial  institutions based  upon the  value of  shares  of the Fund  owned by the  dealer  or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of
Additional  Information details the conditions for the waiver of sales charges that apply in certain cases,  and the special sales charge rates that apply to purchases  of  shares  of the  Fund  by  certain  groups  or  under  specified retirement  plan  arrangements or in other special types of  transactions.  To
receive  a  waiver  or  special  sales  charge  rate,   you  must  advise  the
Distributor  when  purchasing  shares or the  Transfer  Agent  when  redeeming shares that a special condition applies.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is the net asset  value  per share  without  any  initial  sales charge.

Will You Pay a Sales  Charge  When You Sell Class A Shares?  The Fund does not charge a fee when  you  redeem  Class A  shares  of this  Fund  that you bought  either  directly or by  reinvesting  dividends or  distributions from another  Oppenheimer fund.  Generally,  you will not pay a fee when you redeem  Class A shares of this Fund you bought by  exchange of Class
      A shares of another Oppenheimer fund. However,
   o  if you  bought  shares  of this  Fund by  exchanging  Class A shares  of another  Oppenheimer  fund that were  subject to the Class A  contingent deferred sales charge of that fund, and
   o  if those  shares  remain  subject  to that Class A  contingent  deferred sales charge when you exchange them into this Fund,

   o  then,  you will pay the  contingent  deferred sales charge if you redeem those  shares from this Fund (i) within 24 months of the  purchase  date of the  shares  you  exchanged,  if you  initially  purchased  shares of either  Rochester  Fund  Municipals or  Oppenheimer  Rochester  National
      Municipals  prior to October 22,  2007,  or (ii) within 18 months of the purchase date of the shares of the fund you exchanged,  if you initially purchased Class A shares of any other Oppenheimer fund.

o     Other Special Sales Charge  Arrangements  and Waivers.  The Fund and the
      Distributor offer additional  arrangements to waive contingent  deferred sales charges for certain types of transactions  and for certain classes of  investors  (primarily  retirement  plans  that  purchase  shares  in special programs through the  Distributor).  The Fund reserves the right to  amend or  discontinue  these  programs  at any  time  without  prior notice.  These are  described  in  greater  detail in  Appendix B to the
      Statement  of  Additional  Information,  which may be ordered by calling
      800.225.5677    or   through   the    OppenheimerFunds    website,    at
      www.oppenheimerfunds.com  (under  the  heading  "I Want To,"  follow the hyperlink  "Access Fund  Documents"  and click on the icon in the column
      "SAI" next to the Fund's  name).  A  description  of these  waivers  and special  sales  arrangements  is  also  available  for  viewing  on  the
      OppenheimerFunds  website (under the heading "Fund  Information,"  click on the  hyperlink  "Sales  Charge  Waivers.")  To  receive  a waiver  or special  sales  charge rate under these  programs,  the  purchaser  must notify the Distributor (or other  financial  intermediary  through which shares  are being  purchased)  at the time of  purchase  or  notify  the
      Transfer  Agent at the time of redeeming  shares for those  waivers that apply to contingent deferred sales charges.

HOW CAN YOU BUY CLASS B SHARES?  You can acquire  Class B shares by exchanging
Class  B  shares  of  other  Oppenheimer  funds.  Direct  purchases  are  only
permitted  by  plan   administrators  or  plan  sponsors  on  behalf  of  plan
participants in qualified retirement plans.

      Class B shares are sold at net asset value per share  without an initial sales charge.  However, if Class B shares are redeemed within six years of the beginning  of the calendar  month of their  purchase,  a  contingent  deferred sales  charge  will be  deducted  from the  redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its  expenses  of  providing  distribution-related  services  to the  Fund  in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years since you  invested  and the dollar  amount  being  redeemed, according  to the  following  schedule  for the Class B  contingent  deferred sales charge holding period:

Years  Since   Beginning  of  Month  in Contingent  Deferred  Sales  Charge on
Which                                   Redemptions  in  That  Year  (As  % of
Purchase Order was Accepted             Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is imposed.  When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting  dividends and distributions on the  converted  shares will also convert to Class A shares.  For further information  on the  conversion  feature and its tax  implications,  see
      "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C  SHARES?  Class C shares  are sold at net asset  value per share  without an initial  sales charge only by exchange of Class C shares of other  Oppenheimer  funds,  except that direct  purchases  are permitted by plan  administrators  or plan sponsors on behalf of  participants in qualified retirement  plans.  However,  if Class C shares are redeemed  within a holding period  of 12  months  from  the  beginning  of the  calendar  month  of their purchase,  a contingent  deferred  sales charge of 1.0% will be deducted  from the redemption proceeds.  The Class C contingent deferred sales charge is paid
to   compensate    the    Distributor    for   its   expenses   of   providing
distribution-related  services  to the  Fund in  connection  with  the sale of
Class C shares.

HOW CAN YOU BUY CLASS N SHARES?  Class N shares are  offered  for sale only by exchange  or to  retirement  plans  (including  IRAs and  403(b)  plans)  that purchase  $500,000 or more of Class N shares of one or more Oppenheimer  funds or to group  retirement  plans  (which do not include  IRAs and 403(b)  plans)
that have  assets of $500,000  or more or 100 or more  eligible  participants.
See   "Availability  of  Class  N  shares"  in  the  Statement  of  Additional
Information  for other  circumstances  where Class N shares are  available for purchase.

      Class N shares are sold at net asset  value  without  an  initial  sales charge.  A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The  group  retirement  plan is  terminated  or  Class N  shares  of all
      Oppenheimer  funds are  terminated as an  investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed within 18 months of the plan's  first  purchase of Class N shares of any
      Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor or Transfer Agent in Colorado) and
the special account  features  applicable to purchasers of those other classes of  shares  described  elsewhere  in this  prospectus  do not apply to Class N shares  offered  through a group  retirement  plan.  Instructions  for buying, selling,  exchanging or  transferring  Class N shares offered  through a group retirement  plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.20% of the  average  annual  net assets of Class A shares of the Fund.
      The  Distributor  currently  uses  all of  those  fees  to pay  dealers,
      brokers,  banks  and  other  financial  institutions   periodically  for
      providing   personal  service  and  maintenance  of  accounts  of  their customers  that hold  Class A  shares.  With  respect  to Class A shares subject to a Class A  contingent  deferred  sales  charge  purchased  by grandfathered  retirement  accounts,  the  Distributor  pays  the  0.20%
      service  fee to dealers  in advance  for the first year after the shares are  sold by the  dealer.  The  Distributor  retains  the  first  year's service  fee paid by the  Fund.  After  the  shares  have  been  held by grandfathered  retirement  accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The
      Fund has adopted  Distribution  and  Service  Plans for Class B, Class C
      and Class N shares to pay the  Distributor for its services and costs in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under the plans,  the Fund may pay the  Distributor an annual asset-based  sales charge of 0.75% on Class B shares and Class C shares, and for Class N shares,  the Fund pays the Distributor an annual service fee of 0.25%  per year and an  asset-based  sales  charge  of 0.25%  per year. The  Distributor is entitled to receive a service fee of 0.25% per year under each plan,  but the Board of Trustees has not  authorized the
      Fund to pay the  service  fees on  Class B and  Class C  shares  at this time.  Effective  January 1, 2003,  the Fund  decreased the  asset-based sales  charge on Class B and Class C shares  to 0.50% of  average  daily net  assets  per  annum.  If the Class B and Class C  asset-based  sales charge and service fee were  assessed  at the maximum  permitted  rates, they would  increase  expenses of those share  classes by an  additional
      0.50% of average net assets per annum.

      The  asset-based  sales  charge and service  fees if paid at the maximum rate  permitted  increase  Class B and Class C expenses by 1.00% and the asset-based  sales charge and service fee  increase  Class N expenses by
      0.50% of the net assets per year of that class.  Because  these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than other types of sales  charges.  If the service fees were paid,  the
      Distributor  would  use  them  to pay  dealers  for  providing  personal services for accounts that hold Class B or Class C shares.

      On direct  purchases  of Class B shares,  the  Distributor  pays a sales concession  of 2.00% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  The  Distributor  normally retains the Class B  asset-based  sales  charge.  See the  Statement  of
      Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.50%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale. The Distributor  pays the asset-based  sales charge as an ongoing  concession  to the  dealer on Class C shares  that have been outstanding  for a year or more. The  Distributor  normally  retains the asset-based  sales charge on Class C shares  during the first year.  See the Statement of Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.50%  of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  The  Distributor  also pays the 0.25% Class N service fee to dealers  in  advance  for the first year after the Class N shares are sold by the dealer.  Including  the advance of the service  fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is therefore  0.75% of the purchase  price.  After the shares have been held for a year, the Distributor  pays the service fees to dealers on a periodic  basis.  The Distributor  normally  retains the asset-based  sales  charge on Class N shares,  and the service  fees for accounts for which it renders the  required  personal  service.  See the
      Statement of Additional Information for exceptions.

      For  certain  group  retirement  plans  held in  omnibus  accounts,  the
      Distributor  will pay the  full  Class C or  Class N  asset-based  sales charge and the Class N service fee to the dealer  beginning in the first year  after  purchase  of such  shares in lieu of paying  the dealer the sales  concession and the advance of the first year's service fee at the time of  purchase.  New group  omnibus  plans may not  purchase  Class B shares.

      For Class C shares purchased through the  OppenheimerFunds  Recordkeeper
      Pro program,  the  Distributor  will pay the Class C  asset-based  sales charge to the dealer of record in the first year after the  purchase  of such shares in lieu of paying the dealer a sales  concession at the time of purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
   o  transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
   o  have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any change you make to the bank  account  information  must be made by signature-guaranteed  instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.
Reinvestment Privilege. Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the
Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or
Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your
order  is  received  by  the   Distributor   or  your   authorized   financial
intermediary,  in  proper  form  (which  means  that it must  comply  with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter,  by wire,  by using the Fund's checkwriting  privilege,  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a  special  situation,  such  as due to the  death  of  the  owner  or  from a
retirement   plan  account,   please  call  the  Transfer   Agent  first,   at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption  check is not payable to all  shareholders  listed on the account statement.
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement.
   o  Shares are being  transferred  to a Fund account with a different  owner or name.
   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.
Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o     a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.

      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.
Receiving  Redemption  Proceeds by Wire.  While the Fund  normally  sends your money by check,  you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.
      The minimum  redemption you can have sent by wire is $2,500.  There is a
      $10 fee for  each  request.  To find out how to set up this  feature  on your  account  or  to  arrange  a  wire,  call  the  Transfer  Agent  at
      1.800.225.5677.

CHECKWRITING.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish,  but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.
o     Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.

o     Checkwriting  privileges are not available for shares that are held in a retirement account.
o     Checks  must be written for at least  $500.  Beginning  January 1, 2008, checks  will not be  accepted  if they are  written  for less than $500, including existing checks that indicate a $100 minimum.

o     Checks  cannot be paid if they are  written  for more than your  account value. Remember,  your account may fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
o     Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following  address for Requests by Send   courier   or   express   mail
mail:                                      requests to:
OppenheimerFunds Services                  OppenheimerFunds Services
P.O. Box 5270                              10200 E. Girard Avenue, Building D
Denver, Colorado 80217                     Denver, Colorado 80231

HOW DO YOU SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received  by the  Transfer  Agent by the close of the NYSE that day,  which is normally 4:00 p.m.,  Eastern time but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored  qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge a  processing  fee for that service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B, Class C or Class N contingent  deferred sales  charge and redeem any of those  shares  during the  applicable  holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption  proceeds,  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix B to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
   o  the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
   o  shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

   o  shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.

      To determine  whether a contingent  deferred  sales charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to  change  all or part of your  investment  from one  Oppenheimer fund to another,  you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can  exchange  Class A shares of the Fund  only for Class A shares of  another fund. To exchange shares, you must meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions with a signature guarantee.
   o  Before  exchanging  into a fund,  you must  obtain  its  prospectus  and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss. Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

      You  can  find a list  of  the  Oppenheimer  funds  that  are  currently available for exchanges in the Statement of Additional  Information or you can
obtain a list by  calling  a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC) is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer fund.  However, if you exchange your shares during the  applicable  CDSC holding  period,  the holding  period  will  carry  over  to  the  fund  shares  that  you  acquire.
Similarly,  if you  acquire  shares  of the Fund in  exchange  for  shares  of another  Oppenheimer  fund that are  subject to a CDSC  holding  period,  that holding  period will carry over to the acquired  shares of the Fund. In either of  these  situations,  a CDSC  may be  imposed  if the  acquired  shares  are redeemed  before  the end of the  CDSC  holding  period  that  applied  to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter, signed by all owners of the account,  to the  Transfer  Agent  at the  address  on the  back  cover.
      Exchanges  of  shares  for which  share  certificates  have been  issued cannot be processed  unless the Transfer Agent receives the certificates with the request.
Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative,  or by using PhoneLink by calling 1.800.225.5677.  You may submit internet exchange requests on the  OppenheimerFunds  internet  website,  at  www.oppenheimerfunds.com.
      You must have obtained a user I.D. and password to make  transactions on that  website.  Telephone  and/or  internet  exchanges  may be made only between  accounts that are registered with the same name(s) and address.
      Shares  for  which  share  certificates  have  been  issued  may  not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short-term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
         However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More  information  about  the  Fund's  policies  and  procedures  for  buying, selling,  and  exchanging  shares is contained in the  Statement of Additional
Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this prospectus.

Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.

Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink  or by Federal  Funds wire (as  elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.

The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary  Redemptions  of  Small  Accounts  may be made by the  Fund if the account  value has  fallen  below $200 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's  portfolio.  If the Fund redeems your shares in kind, you may bear  transaction  costs and will bear  market  risks until such time as such securities are converted into cash.
Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  Number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy notices will be sent to you commencing  within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS.  The Fund intends to declare  dividends from net investment  income each regular  business day and to pay those dividends to shareholders  monthly on a date selected by the Board of Trustees.  To maintain a net asset value of
$1.00 per share, the Fund might withhold  dividends or make distributions from capital or capital gains.

      The Fund  intends to be as fully  invested as  possible to maximize  its yield.  Therefore,  newly-purchased  shares  normally  will  begin  to  accrue dividends after the Distributor  accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

CAPITAL  GAINS.  The Fund  normally  holds  its  securities  to  maturity  and therefore will not usually pay capital gains.  Although the Fund does not seek capital  gains,  it could  realize  capital  gains  on the  sale of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:

Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.

 Reinvest Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      Oppenheimer  fund,  if that fund is available  for  exchanges and if you have an account established in that fund.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
Distributions  are  subject to federal  income tax and may be subject to state or  local  taxes.  Dividends  paid  from  short-term  capital  gains  and  net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term  capital gains when distributed to shareholders.  It does not matter  how long you have held your  shares.  Whether  you  reinvest  your distributions in additional  shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

      The  Fund  intends  each  year to  qualify  as a  "regulated  investment company"  under the  Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal year.  The Fund, as a regulated investment company,  will not be subject to federal income taxes on any of its income,  provided  that  it  satisfies  certain  income,  diversification  and distribution requirements.

      Because  the Fund seeks to  maintain a stable  $1.00 per share net asset value,  it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the shares and the price you  received  when you sold them.
Any capital gain is subject to capital gains tax.

      In certain  cases,  distributions  made by the Fund may be  considered a non-taxable  return of capital to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The  Financial  Highlights  Tables are  presented to help you  understand  the
Fund's  financial   performance  for  the  past  five  fiscal  years.  Certain information  reflects  financial  results for a single  Fund share.  The total returns in the table  represent  the rate that an  investor  would have earned
(or  lost)  on an  investment  in  the  Fund  (assuming  reinvestment  of  all dividends and distributions).  This information has been audited by Deloitte &
Touche LLP, the Fund's  independent  registered  public accounting firm, whose report,  along  with the  Fund's  financial  statements,  is  included  in the
Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2       .01
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2       .01
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2      (.01)
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2      (.01)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.54%       3.55%       1.44%       0.17%       0.54%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $440,693    $445,571    $417,176    $385,393    $465,843
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $432,909    $403,664    $399,517    $405,288    $451,634
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.45%       3.48%       1.46%       0.17%       0.53%
Total expenses                                              1.03%       1.10%       1.13%       1.22%       1.16%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       0.97%       0.99%       1.01%       0.99%       1.00%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.29%       3.29%       1.20%       0.11%       0.27%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $105,041    $149,571    $146,132    $219,061    $316,750
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $112,029    $130,319    $175,995    $247,836    $385,078
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.20%       3.21%       1.14%       0.10%       0.27%
Total expenses                                              1.52%       1.55%       1.56%       1.34%       1.37%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.21%       1.23%       1.24%       1.04%       1.27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

                         20 | OPPENHEIMER CASH RESERVES

CLASS C     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.22%       3.24%       1.16%       0.10%       0.25%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $194,558    $169,106    $118,410    $109,083    $106,650
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $151,581    $126,260    $107,761    $ 97,058    $113,569
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.14%       3.23%       1.20%       0.10%       0.24%
Total expenses                                              1.59%       1.67%       1.65%       1.39%       1.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.27%       1.28%       1.29%       1.05%       1.28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.28%       3.26%       1.15%       0.10%       0.43%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $253,631    $234,809    $220,744    $ 57,309    $ 52,350
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $234,641    $221,369    $143,516    $ 55,961    $ 49,145
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.19%       3.20%       1.47%       0.10%       0.41%
Total expenses                                              1.27%       1.35%       1.40%       1.39%       1.24%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.21%       1.26%       1.28%       1.06%       1.11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Cash Reserves
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this prospectus  (which means it is legally part of this prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's  privacy  policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be  reviewed  and  copied  at the  Securities  and  Exchange  Commission's
Public Reference Room in Washington,  D.C. Information on the operation of the
Public  Reference  Room may be obtained by calling the Securities and Exchange
Commission at  1.202.551.8090.  Reports and other  information  about the Fund
are  available  on  the  EDGAR   database  on  the   Securities  and  Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be obtained after payment of a  duplicating  fee by  electronic  request at the  Securities  and
Exchange Commission's e-mail address:  publicinfo@sec.gov or by writing to the
 Securities and Exchange  Commission's  Public Reference Section,  Washington,

D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other  than what is  contained in this  prospectus.  This prospectus is not an offer to sell shares of the
Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person  in any state or other  jurisdiction  where it is  unlawful  to make such an offer.

The Fund's SEC File No. 811-5582                     The  Fund's   shares  are
distributed by:
PR0760.001.1007                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

                        APPENDIX TO THE PROSPECTUS OF
                          OPPENHEIMER CASH RESERVES

      Graphic  material  included in prospectus of  Oppenheimer  Cash Reserves
(the  "Fund")  under the  heading:  "Annual  Total  Returns  (as of 12/31 each year)."

      A bar chart will be included  in the  prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund for each of the ten most recent calendar  years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------------------
          Calendar Year Ended:                    Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/97                                 4.47%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/98                                 4.57%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/99                                 4.40%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/00                                 5.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/01                                 3.29%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/02                                 0.82%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 0.28%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 0.45%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                 2.33%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/06                                 4.21%

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Oppenheimer Cash Reserves
---------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 9, 2007

      This Statement of Additional Information ("SAI") is not a Prospectus.  This
document  contains   additional   information  about  the  Fund  and  supplements
information in the Prospectus  dated November 9, 2007. It should be read together with the  Prospectus,  which may be  obtained  by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado 80217, by
calling  the  Transfer  Agent  at  the  toll-free   number  shown  above,  or  by
downloading    it    from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Other Investment Restrictions..............................................
   Disclosure of Portfolio Holdings...........................................

How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Trustees and Oversight Committees.................................
   Trustees and Officers of the Fund..........................................
   The Manager................................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers.B-1

---------------------------------------------------------------------------------

ABOUT THE FUND
---------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective and the principal investment policies of the Fund are  described  in the  Prospectus.  This SAI contains  supplemental  information about  those  policies  and the types of  securities  that the Fund's  investment
Manager,  OppenheimerFunds,  Inc.  (the  "Manager")  will  select  for the  Fund.
Additional  explanations  are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's  objective  is to seek the  maximum current income that is consistent with stability of principal.  The Fund will not make  investments  with the objective of seeking  capital  growth.  However,  the value of the  securities  held by the Fund may be  affected by changes in general interest  rates.  Because the current value of debt securities  varies  inversely with changes in prevailing  interest  rates,  if interest  rates increase after a
security  is  purchased,   that  security  would   normally   decline  in  value.
Conversely,  if interest rates decrease after a security is purchased,  its value would rise.  However,  those  fluctuations in value will not generally  result in realized  gains or losses to the Fund since the Fund does not  usually  intend to dispose of securities  prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Fund may sell securities  prior to their  maturity,  to attempt to take advantage  of  short-term  market  variations,  or  because  of a revised  credit evaluation  of the  issuer  or other  considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities   --   Portfolio   Quality,   Maturity   and
Diversification.  Under  Rule  2a-7 of the  Investment  Company  Act of 1940 (the
"Investment  Company Act"),  the Fund uses the amortized cost method to value its portfolio  securities  to  determine  the Fund's net asset value per share.  Rule
2a-7 places restrictions on a money market fund's  investments.  Under that Rule,
the  Fund  may  purchase   only  those   securities   that  the  Manager,   under
Board-approved  procedures,  has  determined  have  minimal  credit risks and are
"Eligible  Securities." The rating  restrictions  described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one  that  has  been  rated  in one of the two
highest   short-term   rating   categories  by  any  two   "nationally-recognized
statistical  rating  organizations."  That term is  defined in Rule 2a-7 and they are  referred  to as  "Rating  Organizations"  in this  SAI.  If only one  Rating
Organization  has rated that security,  it must have been rated in one of the two highest rating categories by that Rating  Organization.  An unrated security that is judged by the  Manager  to be of  comparable  quality to  Eligible  Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule  2a-7  permits  the  Fund  to  purchase  any  number  of  "First  Tier
Securities."  These are Eligible  Securities  that have been rated in the highest
rating  category  for  short-term  debt   obligations  by  at  least  two  Rating
Organizations.  If only one Rating Organization has rated a particular  security, it  must  have  been  rated  in  the  highest  rating  category  by  that  Rating
Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in
"Second Tier Securities." Those are Eligible  Securities that are not "First Tier
Securities." In addition, the Fund may not invest more than:
o     5% of its total assets in the  securities of any one issuer (other than the
         U.S. government, its agencies or instrumentalities) or
o     1% of its total assets or $1 million  (whichever is greater) in Second Tier
         Securities of any one issuer.

      Under  Rule  2a-7,  the  Fund  must  maintain  a  dollar-weighted   average
portfolio  maturity  of not more than 90 days,  and the  maturity  of any  single portfolio  investment  may not  exceed  397  days.  The Board  regularly  reviews reports  from  the  Manager  to show the  Manager's  compliance  with the  Fund's procedures and with the Rule.

      If a security's rating is downgraded,  the Manager or the Board of Trustees may have to reassess the  security's  credit risk.  If a security is  downgraded, the Manager or the Board of Trustees will promptly  reassess whether the security continues to present minimal credit risk,  reassess the status of the security as an  "eligible  security,"  and take such actions as is  appropriate.  If the Fund disposes  of the  security  within  five  days  of the  Manager  learning  of the downgrade,  the Manager will provide the Board of Trustees with subsequent notice of such  downgrade.  If a security  is in  default,  or ceases to be an  Eligible
Security,  or is determined no longer to present minimal credit risks,  the Board of Trustees must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The  Rating  Organizations  must  be  designated  as  nationally-recognized statistical rating  organizations by the Securities and Exchange  Commission (the
"SEC").  Appendix A to this SAI contains descriptions of the rating categories of certain  of those  Rating  Organizations.  Ratings at the time of  purchase  will determine  whether  securities may be acquired under the  restrictions  described above.

      |X|   U.S.   Government   Securities.   U.S.   government   securities  are
obligations  issued or  guaranteed  by the U.S.  government  or its  agencies  or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued)  and  Treasury  Notes and Bonds  (which are issued with longer  maturities).  All  Treasury  securities  are backed by the full faith and credit of the United States.

      U.S.  government  agencies  and  instrumentalities  that issue or guarantee securities include,  but are not limited to, the Federal Housing  Administration,
Farmers  Home  Administration,  Export-Import  Bank of the United  States,  Small
Business  Administration,   Government  National  Mortgage  Association,  General
Services Administration,  Bank for Cooperatives, Federal Home Loan Banks, Federal
Home Loan Mortgage  Corporation,  Federal Intermediate Credit Banks, Federal Land
Banks, Maritime  Administration,  the Tennessee Valley Authority and the District
of Columbia Armory Board.

      Securities   issued  or   guaranteed  by  U.S.   government   agencies  and
instrumentalities  are not  always  backed by the full  faith  and  credit of the
United States.  Some, such as securities  issued by the Federal National Mortgage
Association   ("Fannie  Mae"),   are  backed  by  the  right  of  the  agency  or
instrumentality  to borrow from the Treasury.  Others,  such as securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are supported only  by the  credit  of the  instrumentality  and  not by the  Treasury.  If the securities are not backed by the full faith and credit of the United States,  the purchaser  must  look  principally  to the  agency  issuing  the  obligation  for repayment  and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

      Among the U.S. government  securities that may be purchased by the Fund are
"mortgage-backed   securities"  of  Fannie  Mae,   Government  National  Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely  payment of  principal  and interest on Ginnie Mae  pass-through  is  guaranteed by the full faith and credit of the United States.  These  mortgage-backed  securities include  "pass-through"
securities  and  "participation  certificates."  Both  types  of  securities  are similar,  in that they  represent  pools of  mortgages  that are  assembled  by a vendor who sells  interests in the pool.  Payments of  principal  and interest by individual  mortgagors  are passed through to the holders of the interests in the pool. Another type of mortgage-backed  security is the  "collateralized  mortgage obligation."  It is  similar to a  conventional  bond and is secured by groups of individual mortgages.

      |X|   Time Deposits and Other Bank Obligations.  The types of "banks" whose securities the Fund may buy include commercial banks,  savings banks, and savings and loan  associations,  which may or may not be members of the  Federal  Deposit
Insurance  Corporation.  The Fund may also buy securities of "foreign banks" that are payable in U.S. dollars and are:

o     foreign branches of U.S. banks (which may be issuers of "Eurodollar"  money market instruments),
o     U.S.  branches  and  agencies  of  foreign  banks  (which may be issuers of
            "Yankee dollar" instruments), or
o     foreign branches of foreign banks.

      The Fund may  invest  in fixed  time  deposits.  These  are  non-negotiable deposits  in a bank for a  specified  period of time at a stated  interest  rate.
They may or may not be  subject  to  withdrawal  penalties.  However,  the Fund's investments  in time  deposits  that are  subject to  penalties  (other than time deposits  maturing  in  less  than 7 days)  are  subject  to the  10%  investment limitation  for  investing  in illiquid or  restricted  securities,  set forth in
"Illiquid and Restricted  Securities" in the  Prospectus.  The Fund will buy bank obligations  only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0  billion.  Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured Bank Obligations.  The Federal Deposit Insurance  Corporation
("FDIC")  insures the deposits of banks and savings and loan  associations  up to
$100,000 per investor.  Within the limits set forth in the  Prospectus,  the Fund may  purchase  bank  obligations  that are fully  insured as to  principal by the
FDIC. To remain fully insured as to principal,  these  investments must currently be limited to $100,000 per bank.  If the  principal  amount and accrued  interest together exceed  $100,000,  then the accrued  interest in excess of that $100,000 will not be insured.
      |X|   Bank Loan Participation Agreements.  The Fund may invest in bank loan participation  agreements,  subject to the investment limitation set forth in the
Prospectus as to investments  in illiquid  securities.  Participation  agreements
provide  an  undivided   interest  in  a  loan  made  by  the  bank  issuing  the
participation  interest in the proportion  that the buyer's  investment  bears to the total  principal  amount of the loan.  Under  this type of  arrangement,  the issuing bank may have no  obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus,  the Fund must look to the  creditworthiness of the borrower,  which is obligated to make payments of principal  and  interest  on the loan.  If the  borrower  fails to pay  scheduled principal or interest payments, the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These  securities,  issued by  trusts  and
special  purpose  corporations,   are  backed  by  pools  of  assets,   primarily
automobile and credit-card  receivables and home equity loans.  They pass through the  payments  on the  underlying  obligations  to  the  security  holders  (less servicing  fees paid to the originator or fees for any credit  enhancement).  The value  of an  asset-backed  security  is  affected  by  changes  in the  market's perception  of the  asset  backing  the  security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal   and  interest   passed   through  to  holders  of
asset-backed   securities  are  typically   supported  by  some  form  of  credit
enhancement,  such as a letter of  credit,  surety  bond,  limited  guarantee  by another entity or supported  having a priority to certain of the borrower's other securities.  The degree of credit  enhancement  varies,  and generally applies to only a fraction of the asset-backed  security's par value until exhausted. If the credit  enhancement  of an  asset-backed  security  held  by the  Fund  has  been exhausted,  and if any required  payments of principal  and interest are not made with respect to the underlying  loans,  the Fund may experience  losses or delays in receiving payment.

      The risks of investing in asset-backed  securities are ultimately dependent upon payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security,  the Fund would  generally have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to  prepayments,  which  shorten the  weighted  average life of
asset-backed   securities  and  may  lower  their  return,  in  the  same  manner prepayments of a pool of mortgage  loans  underlying  mortgage-backed  securities may shorten the average  life or lower the return of those  securities.  However, asset-backed  securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X|   Repurchase  Agreements.   In  a  repurchase  transaction,   the  Fund
acquires a security from, and  simultaneously  resells it to, an approved  vendor for  delivery  on an  agreed-upon  future  date.  The resale  price  exceeds  the purchase price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  An "approved vendor" may be a U.S.  commercial  bank, the U.S.  branch of a foreign bank, or a
broker-dealer   which  has  been   designated  a  primary  dealer  in  government
securities.  They must meet the credit  requirements set by the Manager from time to time.

      The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to the  resale  typically  will  occur  within  one to five days of the purchase.  The Fund will not enter into a  repurchase  agreement  that will cause more than 10% of its net assets to be subject to repurchase  agreements  maturing in more than seven days.

      Repurchase  agreements are considered  "loans" under the Investment Company
Act collateralized by the underlying security.  The Fund's repurchase  agreements require  that at all times  while the  repurchase  agreement  is in  effect,  the
collateral's   value  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment  obligation.  Additionally,  the Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor the collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the collateral  and may  experience  losses if there is any delay in its ability to do so.

      Pursuant to an  Exemptive  Order  issued by the SEC,  the Fund,  along with other  affiliated  entities  managed by the Manager may transfer  uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more  repurchase  agreements,  secured by U.S.  government  securities.
Securities  pledged  as  collateral  for  repurchase  agreements  are  held  by a custodian bank until the agreements  mature.  Each joint  repurchase  arrangement requires that the market value of the  collateral be sufficient to cover payments of interest and  principal;  however,  in the event of default by the other party
to  the  agreement,   retention  of  the  collateral  may  be  subject  to  legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate  Obligations.  The Fund may  invest  in instruments  with  floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing  market rate, such as a bank's  prime rate,  the 90-day U.S.  Treasury  Bill rate,  the rate of return on commercial  paper or bank  certificates of deposit,  or some other standard.  The rate on the  investment  is adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market  rate but is  adjusted  automatically  at a  specified interval  of not  less  than  one  year.  Some  variable  rate or  floating  rate obligations  in which the Fund may invest  have a demand  feature  entitling  the holder to demand payment of an amount  approximately  equal to the amortized cost of the  instrument  or  the  principal  amount  of the  instrument  plus  accrued interest at any time, or at specified  intervals  not  exceeding 397 days.  These notes may or may not be backed by bank letters of credit.

      Variable  rate demand  notes may include  master  demand  notes,  which are obligations  that permit the Fund to invest  fluctuating  amounts in a note.  The amount may change daily without penalty,  pursuant to direct arrangements between the Fund, as the note  purchaser,  and the issuer of the note. The interest rates on  these  notes  fluctuate  from  time to  time.  The  issuer  of  this  type of obligation  normally has a corresponding  right in its discretion,  after a given period,  to  prepay  the  outstanding  principal  amount of the  obligation  plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the  interest  rate on those securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending  arrangements between the note purchaser and issuer of the note, these  instruments  generally will not be traded.  Generally,  there is no established  secondary market for these types of  obligations,  although  they are  redeemable  from the issuer at face  value.
Accordingly,  where  these  obligations  are not  secured by letters of credit or other credit support  arrangements,  the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations  usually are not rated by credit rating  agencies.  The Fund may invest in  obligations  that are not rated only if the Manager  determines at the time of investment  that the  obligations  are of  comparable  quality to the other  obligations  in which the Fund may invest.  The Manager,  on behalf of the
Fund,  will  monitor  the  creditworthiness  of the issuers of the  floating  and variable rate obligations in the Fund's portfolio on an ongoing basis.

      |X|   Loans of  Portfolio  Securities.  To attempt to increase  its income, the  Fund may lend  its  portfolio  securities  to  brokers,  dealers  and  other financial  institutions.  These  loans  are  limited  to not more than 25% of the value of the Fund's  total assets and are subject to other  conditions  described below.  There are some risks in lending  securities.  The Fund could experience a delay  in  receiving  additional  collateral  to  secure  a loan,  or a delay  in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does,  the value of  securities  loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements  (which are subject to change), on each business day the loan  collateral  must be at  least  equal  to the  market  value  of the  loaned securities.  The collateral  must consist of cash,  bank letters of credit,  U.S.
government  securities or other cash  equivalents  in which the Fund is permitted to invest.  To be  acceptable  as  collateral,  letters of credit must obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

      When it lends  securities,  the Fund  receives  from the borrower an amount equal to the interest  paid or the  dividends  declared on the loaned  securities during the term of the loan.  It may also  receive  negotiated  loan fees and the interest  on the  collateral  securities,  less  any  finders',  custodian  bank, administrative  or other fees the Fund pays in connection with the loan. The Fund may  share  the  interest  it  receives  on the  collateral  securities  with the borrower as long as it realizes  at least a minimum  amount of interest  required by the lending guidelines established by its Board of Trustees.

      The Fund will not lend its portfolio  securities  to any officer,  Trustee, employee or affiliate  of the Fund or its Manager.  The terms of the Fund's loans must meet certain  tests under the  Internal  Revenue Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid   and   Restricted   Securities.   Under  the  policies  and
procedures  established by the Fund's Board of Trustees,  the Manager  determines the liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid  securities  the Fund can buy include  issues that may be redeemed only by the issuer upon more than seven days' notice or at  maturity,  repurchase agreements  maturing  in more than seven  days,  fixed time  deposits  subject to withdrawal  penalties which mature in more than seven days, and other  securities that cannot be sold freely due to legal or  contractual  restrictions  on resale.
Contractual  restrictions on the resale of illiquid  securities  might prevent or delay  their  sale by the Fund at a time  when  such  sale  would  be  desirable.
Illiquid  securities  include repurchase  agreements  maturing in more than seven days, or certain  participation  interests other than those with puts exercisable within seven days.

      There are  restricted  securities  that are not illiquid  that the Fund can buy.  They  include  certain  master  demand  notes  redeemable  on  demand,  and
short-term   corporate  debt   instruments   that  are  not  related  to  current
transactions  of the issuer and  therefore  are not exempt from  registration  as commercial paper.

Investment Restrictions

      |X|   What Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments  that can be changed only by the vote of a "majority"  of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares  present or represented by proxy at a shareholder meeting,  if the holders of more than 50% of the  outstanding  shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's  investment  objective is a fundamental  policy.  Other policies described  in the  Prospectus  or this  SAI are  "fundamental"  only if they  are identified  as such.  The Fund's  Board of  Trustees  can change  non-fundamental
policies  without   shareholder   approval.   However,   significant  changes  to
investment   policies  will  be  described  in  supplements  or  updates  to  the
Prospectus or this SAI, as appropriate.  The Fund's most  significant  investment policies are described in the Prospectus.

      |X|   Does the Fund Have  Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund:
o     The Fund cannot invest in commodities or commodity contracts;
o     The Fund cannot invest in real estate;  however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;
o     The Fund  cannot  purchase  securities  on  margin or make  short  sales of securities;
o     The  Fund  cannot  invest  in or hold  securities  of any  issuer  if those officers and  trustees or  directors of the Fund or its Manager who  beneficially own individually  more than1/2of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;
o     The Fund cannot underwrite  securities of other companies except insofar as the Fund  may be  deemed  an  underwriter  under  the  Securities  Act of 1933 in connection with the disposition of portfolio securities;
o     The Fund cannot  invest more than 5% of its total assets in  securities  of companies  that have operated less than three years,  including the operations of predecessors;
o     The Fund  cannot  issue  "senior  securities,"  but this does not  prohibit certain  investment  activities  for which assets of the Fund are  designated  as segregated,  or margin,  collateral or escrow  arrangements are  established,  to cover the related obligations;
o     With  respect to 75% of its  assets,  the Fund cannot  purchase  securities issued  or  guaranteed  by any one  issuer  (except  the U.S.  Government  or its agencies or instrumentalities),  if more than 5% of the Fund's total assets would be invested in  securities of that issuer or Fund would then own more than 10% of that issuer's voting securities;
o     The Fund cannot concentrate  investments to the extent of 25% of its assets in any industry,  except for obligations of foreign banks or foreign  branches of domestic  banks,  time  deposits,  other  bank  obligations  and U.S.  government securities as described in the Prospectus and SAI;
o     The Fund  cannot  make  loans,  except  that the  Fund  may  purchase  debt instruments  and  repurchase  agreements as described in the  Prospectus and SAI, and the Fund may lend its  portfolio  securities  as  described  under  "Loans of
Portfolio Securities" in the SAI; or
o     The Fund  cannot  borrow  money in  excess of 10% of the value of its total assets  or make any  investment  when  borrowings  exceed  5% of the value of its total  assets;  it may borrow only as a temporary  measure for  extraordinary  or emergency purposes;  no assets of the Fund may be pledged,  mortgaged or assigned to secure a debt.

      Unless the  Prospectus  or this SAI states  that a  percentage  restriction applies  on an  ongoing  basis,  it  applies  only at the time the Fund  makes an investment  (except in the case of borrowing).  The Fund need not sell securities to meet the  percentage  limits  if the  value  of the  investment  increases  in proportion to the size of the Fund.

|X|   Does the  Fund  Have  Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating policies that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer
Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public  Disclosure.   The  Fund's  portfolio  holdings  are  made  publicly
      available  no later  than 60 days  after  the  close of each of the  Fund's fiscal quarters in its semi-annual and annual report to  shareholders,  its annual  report or in its  Statements  of  Investments  on Form  N-Q.  Those
      documents are publicly available at the SEC.

    Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
    Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
    15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
    30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
    Fund's Board, or as an employee, officer and/or trustee/director of the
    Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
    Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner

    Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
    Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
            Industry Regulatory Authority ("FINRA"), state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

    Portfolio  managers and analysts may,  subject to the  Manager's  policies on communications with the press and other media, discuss portfolio  information in  interviews  with  members of the media,  or in due  diligence  or similar meetings  with  clients or  prospective  purchasers  of Fund  shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise  non-public portfolio holdings information must be in  accordance  with  the  Fund's  then-current  policy  on  approved
    methods  for  communicating  confidential  information,   including  but  not
    limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the Manager,
    Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the
    Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund Is Managed

Organization and History.  The Fund is an open-end  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1988.

|X|  Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently has four classes of shares:  Class A, Class B, Class C, and  Class  N.  All  classes  invest  in the  same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:

o has its own dividends and distributions,

o pays certain expenses which may be different for the different classes,

o may have a different net asset value (although this is highly unlikely),

o will  generally have separate  voting rights on matters in which  interests of one class are different from interests of another class, and

o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters submitted to the vote of shareholders. Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required  to  hold,  and  does not plan to  hold,  regular  annual  meetings  of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an  express  disclaimer  of  shareholder  or  Trustee  liability  for the Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or
obligation   of  the  Fund  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any  dealings  with the Fund and that the  Trustees shall have no personal  liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight  Committees.  The Fund is governed by a Board of
Trustees,  which is responsible  for  protecting  the interests of  shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance Committee. Each Committee is comprised solely of Trustees who are not
"interested   persons"  under  the  Investment  Company  Act  (the  "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C.  Bowen,  Robert J.  Malone  and F.  William  Marshall,  Jr.  The Audit
Committee held 7 meetings during the Fund's fiscal year ended July 31, 2007. The
Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the  "independent  Auditors").  Other  main  functions  of the Audit  Committee, outlined in the Audit Committee  Charter,  include,  but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent  Auditors regarding the Fund's internal accounting procedures and controls;  (iii) reviewing reports from the Manager's  Internal Audit  Department;  (iv) reviewing  certain reports from and meet  periodically  with  the  Fund's  Chief  Compliance  Officer;  (v)
maintaining  a separate  line of  communication  between the Fund's  independent
Auditors and the Independent  Trustees;  (vi) reviewing the  independence of the
Fund's independent Auditors;  and (vii) pre-approving the provision of any audit or  non-audit  services  by  the  Fund's  independent  Auditors,  including  tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the
Manager and certain affiliates of the Manager.

     The Review  Committee  is comprised  solely of  Independent  Trustees.  The members of the Review Committee are Sam Freedman  (Chairman),  Jon S. Fossel and
Beverly L.  Hamilton.  The Review  Committee  held 5 meetings  during the Fund's fiscal year ended July 31, 2007. Among other duties,  as set forth in the Review
Committee's Charter,  the Review Committee reports and makes  recommendations to the Board  concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The
Review  Committee  also reviews the  adequacy of the Fund's Code of Ethics,  the
Fund's investment  performance as well as the policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

     The Governance Committee is comprised solely of Independent  Trustees.  The members of the  Governance  Committee are Robert J. Malone  (Chairman),  William
Armstrong,  Beverly L.  Hamilton and F.  William  Marshall,  Jr. The  Governance
Committee held 4 meetings during the Fund's fiscal year ended July 31, 2007. The
Governance  Committee  has  adopted  a charter  setting  forth  its  duties  and responsibilities.  Among other  duties,  the  Governance  Committee  reviews and oversees  the Fund's  governance  guidelines,  and the  nomination  of Trustees, including Independent  Trustees.  The Governance Committee has adopted a process for shareholder  submission of nominees for board  positions.  Shareholders  may submit names of  individuals,  accompanied  by complete  and properly  supported
resumes,   for  the  Governance   Committee's   consideration  by  mailing  such
information  to the  Governance  Committee in care of the Fund.  The  Governance
Committee  may  consider  such  persons  at such  time as it meets  to  consider possible nominees. The Governance Committee,  however,  reserves sole discretion to determine  which  candidates  for Trustees and  Independent  Trustees it will recommend to the Board and/or  shareholders and it may identify candidates other than those  submitted by  Shareholders.  The Governance  Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in  selecting  nominees.  The full Board  elects new  Trustees  except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the Trustees is an  Independent  Trustee.  All Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as "Board II Funds"):

                                           Oppenheimer      Principal
          Oppenheimer Cash Reserves        Protected Trust II

          Oppenheimer   Capital  Income Oppenheimer      Principal
          Fund                          Protected Trust III

                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Champion Income Fund           Fund
Oppenheimer   Commodity   Strategy   Total
Return Fund                                Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt

Oppenheimer Main Street Funds, Inc.        Trust

Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt

Oppenheimer Municipal Fund                 Trust

Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees and employees (and their immediate  family  members)  of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for  their  employees  are  permitted  to purchase Class A shares of the Fund and the other  Oppenheimer funds at net asset value  without  sales  charge.  The sales  charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

      Messrs. Weiss, Gillespie,  Murphy, Petersen, Szilagyi, Vandehey, Wixted and
Zack,  and Mss. Wolf,  Bloomberg and Ives who are officers of the Fund,  hold the same  offices  with one or more of the other  Board II Funds.  As of October  26,
2007,  the  Trustees  and  officers  of the Fund as a group  owned of  record  or beneficially  less than 1% of any class of  shares  of the  Fund.  The  foregoing statement  does not  reflect  ownership  of shares  held of record by an employee benefit plan for  employees of the  Manager,  other than the shares  beneficially owned under that plan by the officers of the Board II Funds.  In  addition,  none of the Independent  Trustees (nor any of their  immediate  family  members),  own securities  of either the  Manager or  Distributor  or of any entity  directly or indirectly  controlling,  controlled by or under common  control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                    As of December 31, 2006

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William L.           President, Colorado Christian University       None         Over
Armstrong,           (since 2006);Chairman of the following                      $100,000
Chairman of the      private mortgage banking companies: Cherry
Board of Trustees    Creek Mortgage Company (since 1991),

since 2003, Trustee  Centennial State Mortgage Company (since
since 2000           1994), and The El Paso Mortgage Company
Age: 70              (since 1993); Chairman of the following

                     private companies: Ambassador Media
                     Corporation (since 1984) and Broadway

                     Ventures (since 1984); Director of the
                     following: Helmerich & Payne, Inc. (oil and
                     gas drilling/production company) (since
                     1992), Campus Crusade for Christ (since 1991)
                     and The Lynde and Harry Bradley Foundation,
                     Inc. (non-profit organization) (since 2002);
                     former Chairman of the following: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (insurance agency) (1995-2000),
                     Frontier Real Estate, Inc. (residential real
                     estate brokerage) (1994-2000) and Frontier
                     Title (title insurance agency) (1995-2000);
                     former Director of the following: UNUM
                     Provident (insurance company) (1991-2004),
                     Storage Technology Corporation (computer
                     equipment company) (1991-2003) and
                     International Family Entertainment
                     (television channel) (1992-1997); U.S.
                     Senator (January 1979-January 1991). Oversees
                     37 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert G. Avis,      Director and President of A.G. Edwards         None         Over
Trustee since 1993   Capital Corporation (June 1989-April 1999);                 $100,000
Age: 71              Chief Executive Officer and Director of
                     MultiSource Services, Inc. (March 1996-April
                     1999) and A.G.E. Asset Management (investment
                     adviser) (until March 1999). Oversees 37
                     portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

George C. Bowen,     Member of The Life Guard of Mount Vernon       None         Over
Trustee since 1998   (George Washington historical site) (since                  $100,000
Age: 69              June 2000); Director of Genetic ID, Inc.
                     (biotech company) (March 2001-May 2002);
                     Partner at PricewaterhouseCoopers LLP
                     (accounting firm) (July 1974-June 1999);
                     Chairman of Price Waterhouse LLP Global
                     Investment Management Industry Services Group
                     (accounting firm) (July 1994-June 1998).
                     Oversees 37 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jon S. Fossel,       Member of The Life Guard of Mount Vernon       None         Over
Trustee since 2000   (George Washington historical site) (since                  $100,000
Age: 65              June 2000); Director of Genetic ID, Inc.
                     (biotech company) (March 2001-May 2002);
                     Partner at PricewaterhouseCoopers LLP
                     (accounting firm) (July 1974-June 1999);
                     Chairman of Price Waterhouse LLP Global
                     Investment Management Industry Services Group
                     (accounting firm) (July 1994-June 1998).
                     Oversees 37 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director of Colorado Uplift (charitable        None         Over
Trustee since 1990   organization) (February 1998-February 2003                  $100,000
Age: 67              and since February 2005); Chairman and
                     Director (until October 1994). Oversees 37
                     portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director of Colorado Uplift (charitable        None         Over
Trustee since 1996   organization) (since September 1984). Mr.                   $100,000
Age: 61              Freedman held several positions with the
                     Manager and with subsidiary or affiliated
                     companies of the Manager (until October
                     1994). Oversees 37 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Director of Jones International University     None         Over
Trustee since 2002   (educational organization) (since August                    $100,000
Age: 63              2005); Chairman, Chief Executive Officer and
                     Director of Steele Street State Bank
                     (commercial banking) (since August 2003);
                     Director of Colorado UpLIFT (charitable
                     organization) (since 1986); Trustee of the
                     Gallagher Family Foundation (non-profit
                     organization) (since 2000); Former Chairman
                     of U.S. Bank-Colorado (subsidiary of U.S.
                     Bancorp and formerly Colorado National Bank)
                     (July 1996-April 1999); Director of
                     Commercial Assets, Inc. (real estate
                     investment committees of The Rockefeller
                     Foundation (since 2001-July 2004); and
                     Director of U.S. Exploration, Inc. (oil and
                     gas exploration) (1997-February 2004).
                     Oversees 37 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Trustee of MassMutual Select Funds (formerly   $1-$10,000   Over
Trustee since 2002   MassMutual Institutional Funds) (investment                 $100,000
Age: 65              company) (since 1996) and MML Series
                     Investment Fund (investment company) (since
                     1996); Trustee (since 1987) and Chairman
                     (1994-2005) of the Investment Committee of
                     the Worcester Polytech Institute (private
                     university); President and Treasurer of the
                     SIS Funds (private charitable fund) (since
                     January 1999); Chairman of SIS & Family Bank,
                     F.S.B. (formerly SIS Bank) (commercial bank)
                     (January 1999-July 1999); and Executive Vice
                     President of Peoples Heritage Financial
                     Group, Inc. (commercial bank) (January
                     1999-July 1999). Oversees 39 portfolios in
                     the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and MML
   Series Investment Fund. In accordance with the instructions for SEC Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund to be
   part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined above) for which he is a director or trustee.

----------------------------------------------------------------------------------------------
                               Interested Trustee and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the Past 5 Years;      Dollar     Aggregate
                                                                                    Dollar
                                                                                   Range Of
                                                                                    Shares
                                                                       Range of   Beneficially
Position(s) Held                                                        Shares     Owned in
with the Fund,                                                        Beneficially    All
Length of         Other Trusteeships/Directorships Held; Number of     Owned in   Supervised
Service, Age      Portfolios in the Fund Complex Currently Overseen    the Fund      Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                                      As of December 31, 2006

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

John V. Murphy,   Chairman, Chief Executive Officer and Director      None       Over
Trustee,          (since June 2001) and President (since September               $100,000
President and     2000) of the Manager; President and director or
Principal         trustee of other Oppenheimer funds; President and
Executive         Director of OAC and of Oppenheimer Partnership
Officer since     Holdings, Inc. (holding company subsidiary of the
2001              Manager) (since July 2001); Director of
Age: 58           OppenheimerFunds Distributor, Inc. (subsidiary of
                  the Manager) (since November 2001); Chairman and
                  Director of Shareholder Services, Inc. and of
                  Shareholder Financial Services, Inc. (transfer
                  agent subsidiaries of the Manager) (since July
                  2001); President and Director of OppenheimerFunds
                  Legacy Program (charitable trust program
                  established by the Manager) (since July 2001);
                  Director of the following investment advisory
                  subsidiaries of the Manager: OFI Institutional
                  Asset Management, Inc., Centennial Asset
                  Management Corporation, Trinity Investment
                  Management Corporation and Tremont Capital
                  Management, Inc. (since November 2001),
                  HarbourView Asset Management Corporation and OFI
                  Private Investments, Inc. (since July 2001);
                  President (since November 2001) and Director
                  (since July 2001) of Oppenheimer Real Asset
                  Management, Inc.; Executive Vice President of
                  Massachusetts Mutual Life Insurance Company (OAC's
                  parent company) (since February 1997); Director of
                  DLB Acquisition Corporation (holding company
                  parent of Babson Capital Management LLC) (since
                  June 1995); Member of the Investment Company
                  Institute's Board of Governors (since October 3,
                  2003); Chief Operating Officer of the Manager
                  (September 2000-June 2001); President and Trustee
                  of MML Series Investment Fund and MassMutual
                  Select Funds (open-end investment companies)
                  (November 1999-November 2001); Director of C.M.
                  Life Insurance Company (September 1999-August
                  2000); President, Chief Executive Officer and
                  Director of MML Bay State Life Insurance Company
                  (September 1999-August 2000); Director of Emerald
                  Isle Bancorp and Hibernia Savings Bank
                  (wholly-owned subsidiary of Emerald Isle Bancorp)
                  (June 1989-June 1998). Oversees 103 portfolios in
                  the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street, New York, New York 10281-1008, for Messrs. Weiss, Petersen, Szilagyi,
Vandehey and Wixted and Mss. Wolf and Ives, 6803 S. Tucson Way, Centennial,
Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Barry D. Weiss, Vice   Vice   President  of  the  Manager   (since  July  2001)  and  of
President          and HarbourView  Asset Management  Corporation  (since June 2003); an
Portfolio              officer  of  6  portfolios  in  the   OppenheimerFunds   complex.
Manager since 2001     Formerly  Assistant  Vice  President and Senior Credit Analyst of
Age: 43                the  Manager  (February  2000-June  2001).  Prior to joining  the

                       Manager in February 2000, he was Associate  Director,  Structured
                       Finance, Fitch IBCA Inc. (April 1998 - February 2000).

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Carol  E.  Wolf,  Vice Senior Vice President of the Manager (since June 2000) and of
President              HarbourView Asset Management Corporation (since June 2003); an and Portfolio Manager  officer of 6 portfolios in the OppenheimerFunds complex.
since 1998             Formerly Vice President of the Manager (June 1990 - June 2000).

Age: 55

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer of the

Vice President and     Manager (since March 2004); Chief Compliance Officer of
Chief Compliance       OppenheimerFunds Distributor, Inc., Centennial Asset Management
Officer since 2004     and Shareholder Services, Inc. (since March 2004); Vice
Age: 57                President of OppenheimerFunds Distributor, Inc., Centennial
                       Asset Management Corporation and Shareholder Services, Inc.
                       (since June 1983); Vice President and Director of Internal Audit
                       of the Manager (1997-February 2004). An officer of 103
                       portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,       Senior Vice President and Treasurer of the Manager (since March
Treasurer and          1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &  Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer     Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999             and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 48                OFI Private Investments, Inc. (since March 2000),
                       OppenheimerFunds International Ltd. and OppenheimerFunds plc
                       (since May 2000), OFI Institutional Asset Management, Inc.
                       (since November 2000), and OppenheimerFunds Legacy Program
                       (since June 2003); Treasurer and Chief Financial Officer of OFI
                       Trust Company (trust company subsidiary of the Manager) (since
                       May 2000); Assistant Treasurer of the following: OAC (since
                       March 1999), Centennial Asset Management Corporation (March
                       1999-October 2003) and OppenheimerFunds Legacy Program (April
                       2000-June 2003); Principal and Chief Operating Officer of
                       Bankers Trust Company-Mutual Fund Services Division (March
                       1995-March 1999). An officer of 103 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian Petersen,        Vice President of the Manager (since February 2007); Assistant
Assistant Treasurer    Vice President of the Manager (August 2002-February 2007);
since 2004             Manager/Financial Product Accounting of the Manager (November
Age: 37                1998-July 2002). An officer of 103 portfolios in the

                       OppenheimerFunds complex
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,     Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer    Director of Financial Reporting and Compliance of First Data
since 2005             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 37                Berger Financial Group LLC (May 2001-March 2003); Director of
                       Mutual Fund Operations at American Data Services, Inc.
                       (September 2000-May 2001). An officer of 103 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,        Executive Vice President (since January 2004) and General
Vice President and     Counsel (since March 2002) of the Manager; General Counsel and
Secretary since 2001   Director of the Distributor (since December 2001); General
Age: 59                Counsel of Centennial Asset Management Corporation (since
                       December 2001); Senior Vice President and General Counsel of
                       HarbourView Asset Management Corporation (since December 2001);
                       Secretary and General Counsel of OAC (since November 2001);
                       Assistant Secretary (since September 1997) and Director (since
                       November 2001) of OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc; Vice President and Director of Oppenheimer
                       Partnership Holdings, Inc. (since December 2002); Director of
                       Oppenheimer Real Asset Management, Inc. (since November 2001);
                       Senior Vice President, General Counsel and Director of
                       Shareholder Financial Services, Inc. and Shareholder Services,
                       Inc. (since December 2001); Senior Vice President, General
                       Counsel and Director of OFI Private Investments, Inc. and OFI
                       Trust Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                       President and General Counsel of OFI Institutional Asset
                       Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003); Senior
                       Vice President (May 1985-December 2003), Acting General Counsel
                       (November 2001-February 2002) and Associate General Counsel (May
                       1981-October 2001) of the Manager; Assistant Secretary of the
                       following: Shareholder Services, Inc. (May 1985-November 2001),
                       Shareholder Financial Services, Inc. (November 1989-November
                       2001), and OppenheimerFunds International Ltd. (September
                       1997-November 2001). An officer of 103 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004), Corporate Vice
Age: 39                President (May 1999-April 2001) and Assistant General Counsel
                       (May 1999-December 2000) of UBS Financial Services Inc.
                       (formerly, PaineWebber Incorporated). An officer of 103
                       portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager; Vice
since 2001             President (since 1999) and Assistant Secretary (since October
Age: 42                2003) of the Distributor; Assistant Secretary of Centennial
                       Asset Management Corporation (since October 2003); Vice
                       President and Assistant Secretary of Shareholder Services, Inc.
                       (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                       Program and Shareholder Financial Services, Inc. (since December
                       2001); Assistant Counsel of the Manager (August 1994-October
                       2003). An officer of 103 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Phillip S. Gillespie,  Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary    (since September 2004); First Vice President (2000-September
since 2004             2004), Director (2000-September 2004) and Vice President
Age: 43                (1998-2000) of Merrill Lynch Investment Management. An officer of 103 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

      |X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund.  The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July 31, 2007. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)              Fund(1)              Trustees(2)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $1,079                $178,000

Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                             $758                 $118,500
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                            $910                 $118,500
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                              $759                 $136,000
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                              $826                 $124,100

Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $758(3)               $118,500

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton                           $872                 $107,175
Review Committee Member and
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.                   $758               $169,500(4)

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1.    "Aggregate   Compensation   from   Fund"   includes   fees   and   deferred
   compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual Institutional
   Funds, the MassMutual Select Funds and the MML Series Investment Fund, the
   investment adviser for which is the indirect parent company of the Fund's
   Manager. The Manager does not consider MassMutual Institutional Funds,
   MassMutual Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
   The Manager also serves as the Sub-Advisor to the following: MassMutual
   Premier International Equity Fund, MassMutual Premier Main Street Fund,
   MassMutual Premier Strategic Income Fund, MassMutual Premier Capital
   Appreciation Fund, and MassMutual Premier Global Fund.

3.    Includes $758 deferred by Ms. Hamilton under "Deferred  Compensation  Plan"
   described below.
1.    Includes  $62,500  compensation  paid  to Mr.  Marshall  for  serving  as a
   Trustee for Mass Mutual Select Funds and MML Series Investment Fund.

      |X|   Deferred  Compensation  Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for Independent  Trustees that enables them to elect  to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the  compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount  had been invested in shares of one or more Oppenheimer funds selected by the Trustee.  The amount  paid to the  Trustee  under the plan will be  determined  based  upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under this plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  This plan will not obligate the Fund to retain the services of any Trustee or to pay any particular  level of compensation  to any  Trustee.  Pursuant to an Order  issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustee  under  this  plan  without shareholder  approval  for the limited  purpose of  determining  the value of the
Trustees' deferred compensation accounts.

         |X|      Major  Shareholders.  As of October 26,  2007 the only  persons who owned of record or were known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

          Orchard  Trust CO LLC,  FBO Oppen  RecordKeeperPro,  8515 East  Orchard
      Road,  Greenwood  Village,  CO 80111,  which owned  27,484,535.966  Class N
      Shares (representing 11.46% of the Fund's Class N shares then outstanding).

The Manager.  The Manager is  wholly-owned  by Oppenheimer  Acquisition  Corp., a holding company  controlled by  Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

Code of Ethics. The Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the
Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the
Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager. The Fund does not have a Code of Ethics since it is a money market fund.

   |X|      The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects investments for the Fund's portfolio and handles its day-to-day business.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement  lists examples of expenses paid by the Fund.  The  major  categories  relate to  interest,  taxes,  fees to  certain
Trustees, legal and audit expenses,  custodian and transfer agent expenses, share issuance  costs,  certain  printing  and  registration  costs  and  non-recurring expenses,  including  litigation  costs.  The management fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are applied  to the  assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based  upon the  relative  proportion  of the  Fund's net assets represented by that class.  The  management  fees paid by the Fund to the Manager during its last three fiscal years were:

  -----------------------------------------------------------------------------
  Fiscal Year ended 7/31    Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2005                      $3,302,388*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2006                      $3,525,290*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  2007                      $3,725,199*

  -----------------------------------------------------------------------------

* Effective  December 6, 2002, the Manager agreed to limit the Fund's  management fees to 0.40% of average net assets for each class.  That expense  limitation can be amended or terminated at any time without  advance  notice.  If the management fee had not been reduced,  the  management  fee paid for fiscal years 2005,  2006 and 2007 would have been $3,876,831, $4,120,612 and $4,333,025 respectively.

      The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance  of its duties or reckless  disregard of its obligations  and duties under the investment  advisory agreement,  the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions in connection  with matters to which the agreement relates.

    The agreement permits the Manager to act as investment  advisor for any other person,  firm or corporation and to use the name "Oppenheimer" in connection with other investment  companies for which it may act as investment advisor or general distributor.  If the  Manager  shall no longer act as  investment  advisor to the
Fund,  the  Manager  may  withdraw  the  right  of  the  Fund  to  use  the  name
"Oppenheimer" as part of its name.

  Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and
Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

            Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio Manager as of July 31, 2007. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed  Managed(1)  Managed   Managed*   ManagedManaged(2)
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         5                  None                 None
      Barry D. Weiss             $26,939

                                                      None              None
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

      Carol E. Wolf      5       $30,812    None                 None
                                                      None              None

     1. In millions.
     2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the
      Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and
      Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.
      It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the
      Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the
      Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers are
      employed and compensated by the Manager, not the Fund. Under the Manager's
      compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2007 the Portfolio Managers'
      compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
      Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper - Institutional Money Market
      Funds.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers'
      compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the
      Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the
      Portfolio Managers is the same as the compensation structure of the Fund, described above.

             Ownership of Fund Shares.  As of July 31, 2007, the Portfolio
      Managers did not beneficially own any shares of the Fund.

      |X|   Portfolio   Transactions.   Portfolio   decisions   are  based   upon
recommendations  and judgment of the Manager subject to the overall  authority of
the  Board  of  Trustees.   Most   purchases  made  by  the  Fund  are  principal
transactions at net prices,  so the Fund incurs little or no brokerage costs. The
Fund deals  directly  with the selling or  purchasing  principal  or market maker without  incurring  charges for the services of a broker on its behalf unless the
Manager  determines that a better price or execution may be obtained by using the services  of a  broker.  Purchases  of  portfolio  securities  from  underwriters include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt  execution of orders at the most  favorable net price. If dealers are used for portfolio  transactions,  transactions  may be directed to dealers for their  execution  and  research  services.  The  research services  provided  by a  particular  broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  Investment  research received for the  commissions  of those other  accounts may be useful both to the
Fund and one or more of such other accounts.  Investment research services may be supplied  to the Manager by a third  party at the  instance  of a broker  through which trades are placed.  It may include  information  and analyses on particular companies  and  industries  as well as market or  economic  trends and  portfolio strategy,  receipt of market  quotations  for portfolio  evaluations,  analytical software  systems and similar  products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping  or other administrative  functions),  then only the  percentage or component that provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The research  services provided by brokers broaden the scope and supplement the research  activities of the Manager.  That research provides additional views
and  comparisons  for   consideration,   and  helps  the  Manager  obtain  market
information  for the  valuation  of  securities  held in the Fund's  portfolio or being considered for purchase.

      The Fund's policy of investing in  short-term  debt  securities  results in high portfolio turnover and may increase the Fund's  transaction costs.  However, since brokerage  commissions,  if any, are small,  high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's  principal  underwriter in the continuous  public offering of the Fund's  classes of shares.  The  Distributor  bears the  expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.
The Distributor is not obligated to sell a specific number of shares.

      The concessions  paid to, or retained by, the Distributor  from the sale of shares and the contingent  deferred sales charges  retained by the Distributor on the  redemption  of shares  during the Fund's three most recent  fiscal years are shown in the tables below.

--------------------------------------------------------------------------------
                                                                Concessions on
              Concessions on Class B  Concessions on Class C    Class N Shares
Fiscal Year   Shares Advanced by      Shares Advanced by        Advanced by
Ended 7/31:   Distributor(1)          Distributor(1)            Distributor(1,2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2005          $234,183                $152,267                  $368,823
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2006          $160,709                $86,491                   $268,756
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2007          $103,803                $32,983                   $67,078

--------------------------------------------------------------------------------
1.    The Distributor  advances  concession payments to dealers for certain sales of Class B, Class C and Class N shares from its own  resources  at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

 --------------------------------------------------------------------------------
 Fiscal   Class A           Class B           Class C          Class N
                                              Contingent       Contingent
          Contingent        Contingent        Deferred Sales   Deferred Sales
 Year     Deferred Sales    Deferred Sales    Charges          Charges Retained
 Ended    Charges Retained  Charges Retained  Retained by      by Distributor
 7/31     by Distributor    by Distributor    Distributor
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2005     $14,385           $418,097          $66,809          $518,444
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2006     $8,907            $235,416          $46,418          $255,272
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 2007     $5,094            $39,610           $5,955           $15,271

 --------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.
In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class
A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review.
The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

Each plan states that while it is in effect, the selection and nomination of those
Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Trustees.

    Under the plan for a class,  no payment will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund shares of that class held by the  recipient  for  itself and its  customers  does not exceed a minimum amount,  if  any,  that  may be set  from  time  to  time  by a  majority  of the
Independent Trustees.

      |X|Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the
Board has not yet done so. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

For the fiscal year ended July 31, 2007 payments under the Class A Plan totaled
$842,452, all but $1,145 of which was paid by the Distributor to recipients.
That included $105,839 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal quarter cannot be recovered in subsequent periods. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B,  Class C and Class N  Distribution  and  Service  Plan Fees.
Under each plan,  service fees (if any) and distribution fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business day during the period.  Each plan provides for the Distributor to be compensated at a flat rate,  whether the  Distributor's distribution  expenses  are more or less than the amounts  paid by the Fund under the plan during the period for which the fee is paid.  The types of services that recipients  provide  for the service  fee are  similar to the  services  provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B,
Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor  retains the asset-based  sales charge on Class B and Class
N shares. The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the  recipient on Class C shares  outstanding for a year or more.  If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the  Class B,  Class C or  Class N  asset-based  sales charge and the Class N service fee to the dealer  periodically  in lieu of paying the sales concession and service fee in advance at the time of purchase.

.......The asset-based  sales charges on Class B, Class C and Class N shares allow investors  to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers  that sell those  shares.  The Fund pays the asset-based  sales  charges  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The  payments are made to the
Distributor in recognition that the Distributor:
o.....pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions  and/or the advance of the service fee  payment  to  recipients  under  the  plans,  or  may  provide  such financing from its own resources or from the resources of an affiliate,
o     employs  personnel to support  distribution of Class B, Class C and Class N shares, and

o     bears the costs of sales  literature,  advertising and prospectuses  (other than those  furnished  to  current  shareholders)  and state  "blue sky"
         registration fees and certain other distribution expenses,

o     may not be able to adequately  compensate  dealers that sell Class B, Class
         C and  Class N shares  without  receiving  payment  under  the plans and therefore  may not be able to offer  such  Classes  for sale  absent the plans,
o     receives  payments  under the plans  consistent  with the service  fees and asset-based  sales  charges  paid by other  non-proprietary  funds  that charge 12b-1 fees,
o     may use  the  payments  under  the  plan to  include  the  Fund in  various third-party  distribution  programs  that  may  increase  sales  of Fund shares,
o     may experience  increased  difficulty selling the Fund's shares if payments under the plan are  discontinued  because  most  competitor  funds  have plans that pay dealers for  rendering  distribution  services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to  continue  providing,  at the same or at a lesser  cost, the same quality  distribution sales efforts and services,  or to obtain such services from brokers and dealers,  if the plan payments were to be discontinued.

    The  Distributor's  actual  expenses in selling  Class B, Class C and Class N shares may be more than the  payments it receives  from the  contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund,  the Board of Trustees  may allow the Fund to continue  payments  of the  asset-based  sales
charge  to  the  Distributor  for   distributing   shares  before  the  plan  was
terminated.

      The  amount  shown  in the  following  table  reflects  a  decrease  in the asset-based  sales  charge on Class B and Class C shares,  from 0.75% to 0.50% of average  daily net  assets  per annum,  effective  January 1, 2003.  The Fund may reinstate  the full  asset-based  sales charge  permitted  under each plan at any time without advance notice.  The  Distributor's  sales concession rates on Class
B, Class C and Class N shares  sold prior to January  20,  2003 were  higher than the current rates (shown on page 6 of the prospectus).

---------------------------------------------------------------------------------

      Distribution Fees Paid to the Distributor for the Year Ended 7/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan   $841,258(1)      $841,258            $0               0.00%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan  $1,136,961(2)     $475,831            $0               0.00%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Plan  $1,169,720(3)     $337,367        $7,311,886           2.88%

---------------------------------------------------------------------------------

1.    Included $1,589 paid to an affiliate of the Distributor's parent company.
2.    Included $28,483 paid to an affiliate of the Distributor's parent company.
3.    Included $34,924 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations  imposed by the
Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the
              Distributor to financial intermediaries (see "About Your Account"
              in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "About the
              Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the
Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

1st Global Capital Co.                   Advantage Capital Corporation /
                                        FSC
 Aegon                                   Aetna Life Ins & Annuity Co.
 AG Edwards                              AIG Financial Advisors
 AIG Life                                Allianz Life Insurance Company
 Allstate Life                           American Enterprise Life
                                        Insurance
 American General Annuity                American Portfolios
 Ameriprise                              Ameritas
 Annuity Investors Life                  Associated Securities
 AXA Advisors                            AXA Equitable Life Insurance
 Banc One Securities Corporation         BNY Investment Center
 Cadaret Grant & Co, Inc.                Chase Investment Services
 Citicorp Investment Services, Inc.      Citigroup Global Markets Inc
                                        (SSB)
 CitiStreet                              Citizen's Bank of Rhode Island
 Columbus Life                           Commonwealth Financial Network
 CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
 Edward D Jones & Co.                    Federal Kemper
 Financial Network (ING)                 GE Financial Assurance
 GE Life & Annuity                       Genworth Financial
 GlenBrook Life and Annuity Co.          Great West Life
 Hartford Life Insurance Co.             HD Vest Investment Services
 Hewitt Associates                       IFMG Securities, Inc.
 ING Financial Advisers                  ING Financial Partners
 Jefferson Pilot Securities Co.          Kemper Investors Life Insurance
                                        Co.
 Legend Equities Co.                     Legg Mason Wood Walker
 Lincoln Benefit National Life           Lincoln Financial
 Lincoln Investment Planning, Inc.       Linsco Private Ledger Financial
 Mass Mutual                             McDonald Investments, Inc.
 Merrill Lynch                           Minnesota Life
 Mony Life                               Morgan Stanley Dean Witter
 Multifinancial (ING)                    Mutual Service Co.
 National Planning Co.                   Nationwide
 NFP                                     Park Avenue Securities LLC
 PFS Investments, Inc.                   Phoenix Life Insurance Co.
 Plan Member Securities                  Prime Capital Services, Inc.
 Primevest Financial Services, Inc.      Protective Life Insurance Co.
 Provident Mutual Life & Annuity         Prudential
 Raymond James & Associates, Inc.        RBC Daine Rauscher
 Royal Alliance                          Securities America, Inc.
 Security Benefit                        Security First-Metlife
 Signator Investments                    Sun Life Insurance Co.
 Sun Trust Securities, Inc.              Thrivent Financial
 Travelers Life & Annuity Co.            UBS Financial Services, Inc.
 Union Central                           United Planners
 Wachovia                                Walnut Street Securities (Met
                                        Life)
 Waterstone Financial Group              Wells Fargo

      For the year ended  December 31, 2006, the following  firms,  which in some cases are  broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue   sharing
arrangements), as described above:

1st Global Capital Co.                  A G Edwards
ACS HR Solutions                        ADP
AETNA Life Ins & Annuity Co.            Alliance Benefit Group
American Enterprise Investments         American Express Retirement Service
American Funds (Fascorp)                American United Life Insurance Co.
Ameriprise                              Ameritrade, Inc.
AMG Administrative Management Group     AST (American Stock & Transfer)
AXA Advisors                            Baden Retirement
BCG - New                               BCG (Programs for Benefit Plans)
Bear Stearns Securities Co.             Benefit Administration, Inc.(WA)
Benefit Administration, Inc.(WIS)       Benefit Plans Administration
Benetech, Inc.                          Bisys
Boston Financial Data Services          Ceridian
Charles Schwab & Co, Inc.               Citigroup Global Markets Inc (SSB)
CitiStreet                              City National Investments
Clark Consulting                        CPI
DA Davidson & Co.                       Daily Access. Com, Inc.
Davenport & Co, LLC                     David Lerner Associates
Digital Retirement Solutions            DR, Inc.
Dyatech                                 E*Trade Clearing LLC
Edgewood                                Edward D Jones & Co.
Equitable Life / AXA                    ERISA Administrative Svcs, Inc
ExpertPlan.com                          FAS Co. (FASCore/RK Pro)
FBD Consulting                          Ferris Baker Watts, Inc.
Fidelity                                First Clearing LLC
First Southwest Co.                     First Trust - Datalynx
First Trust Corp                        Franklin Templeton
Geller Group                            Great West Life
H&R Block Financial Advisors, Inc.      Hartford Life Insurance Co.
HD Vest Investment Services             Hewitt Associates
HSBC Brokerage USA, Inc.                ICMA - RC Services
Independent Plan Coordinators           Ingham Group
Interactive Retirement Systems          Invesmart
Janney Montgomery Scott, Inc.           JJB Hillard W L Lyons, Inc.
John Hancock                            JP Morgan
July Business Services                  Kaufman & Goble
Legend Equities Co.                     Legg Mason Wood Walker
Lehman Brothers, Inc.                   Liberty-Columbia 529 Program
Lincoln Investment Planning, Inc.       Lincoln National Life Insurance Co.
Linsco Private Ledger Financial         MassMutual
Matrix Settlement & Clearance Services  McDonald Investments, Inc.
Mercer HR Services                      Merrill Lynch
Mesirow Financial, Inc.                 MetLife
MFS Investment Management               Mid Atlantic Capital Co.
Milliman USA                            Morgan Keegan & Co, Inc.
Morgan Stanley Dean Witter              Nathan & Lewis Securities, Inc.
National City Bank                      National Deferred Comp
National Financial                      National Investor Services Co.
Nationwide                              Newport Retirement Services
Northwest Plan Services                 NY Life Benefits
Oppenheimer & Co, Inc.                  Peoples Securities, Inc.
Pershing                                PFPC
Piper Jaffray & Co.                     Plan Administrators
Plan Member Securities                  Primevest Financial Services, Inc.
Principal Life Insurance                Prudential
PSMI Group                              Quads Trust Company
Raymond James & Associates, Inc.        Reliastar
Robert W Baird & Co.                    RSM McGladrey
Scott & Stringfellow, Inc.              Scottrade, Inc.
Southwest Securities, Inc.              Standard Insurance Co
Stanley, Hunt, Dupree & Rhine           Stanton Group, Inc.
Sterne Agee & Leach, Inc.               Stifel Nicolaus & Co, Inc.
Sun Trust Securities, Inc.              Symetra
T Rowe Price                            The 401k Company
The Princeton Retirement Group Inc.     The Retirement Plan Company, LLC
TruSource                               TruSource Union Bank of CA
UBS Financial Services, Inc.            Unified Fund Services (UFS)
US Clearing Co.                         USAA Investment Management Co.
USI Consulting Group                    Valic
Vanguard Group                          Wachovia
Web401K.com                             Wedbush Morgan Securities
Wells Fargo                             Wilmington Trust

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to illustrate its investment  performance.  Those terms include "yield," "compounded effective  yield" and "average annual total return." An explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain
current  performance   information  by  calling  the  Fund's  Transfer  Agent  at
1.800.225.5677  or  by  visiting  the  OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.  The  Fund's  performance  would have been lower in the absence  of the fee  waivers  described  on page 6 of the  Prospectus.  Those fee waivers may be withdrawn at any time.

      The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance  data that may be used and how it is to be calculated.  If the fund shows total returns in  addition  to its  yields,  the  returns  must be for the 1-,  5- and  10-year periods ending as of the most recent  calendar  quarter prior to the  publication of the advertisement (or its submission for publication).

      Use  of  standardized  performance  calculations  enables  an  investor  to compare the Fund's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors  should be  considered  before  using the
Fund's performance information as a basis for comparisons with other investments:
o     Yields and total returns measure the performance of a hypothetical  account in the Fund over  various  periods  and do not show the  performance  of each shareholder's  account.  Your account's  performance will vary from the model  performance  data if your  dividends are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time than the shares used in the model.
o     An  investment  in  the  Fund  is not  insured  by the  FDIC  or any  other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total  returns  for any given past period  represent  historical performance  information  and are not, and should not be  considered,  a prediction of future yields or returns.

      |X|   Yields.  The  Fund's  current  yield is  calculated  for a  seven-day period of time as follows.  First,  a base period  return is  calculated  for the seven-day  period by  determining  the net change in the value of a  hypothetical pre-existing  account having one share at the beginning of the seven-day  period.
The change  includes  dividends  declared  on the  original  share and  dividends declared  on any  shares  purchased  with  dividends  on  that  share,  but  such dividends  are adjusted to exclude any realized or  unrealized  capital  gains or losses  affecting  the  dividends  declared.  Next,  the base  period  return  is multiplied by 365/7 to obtain the current  yield to the nearest  hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1)   adding 1 to the base period return (obtained as described above),
      (2)   raising the sum to a power equal to 365 divided by 7, and
      (3)   subtracting 1 from the result.

      The  yield  as   calculated   above  may  vary  for   accounts   less  than
approximately  $100 in  value  due to the  effect  of  rounding  off  each  daily dividend  to the  nearest  full  cent.  The  calculation  of yield  under  either procedure  described  above  does not take into  consideration  any  realized  or unrealized  gains or losses on the Fund's  portfolio  securities which may affect dividends.  Therefore,  the return on dividends  declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There  are  different  types  of  "total returns" to measure the Fund's  performance.  Total return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming that all dividends and capital gains  distributions  are  reinvested in additional  shares and  that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in  expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative  total return measures the change in value over the entire  period  (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period  that would  produce  the  cumulative  total  return over the entire  period.  However, average  annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations  for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class B shares,  payment of the applicable contingent  deferred  sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,  3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter.  For Class C shares, the 1% contingent  deferred sales charge is deducted  for  returns  for the  one-year  period.  For  Class N  shares,  the 1%
contingent  deferred  sales  charge is  deducted  for  returns  for the  one-year period.  Class N total  returns may also be  calculated  for the periods prior to
March 1, 2001 (the inception date for Class N shares),  based on the Fund's Class
A returns, adjusted to reflect the higher Class N 12b-1 fees.

o     Average  Annual Total  Return.  The "average  annual total  return" of each class  is an  average  annual  compounded  rate  of  return  for  each  year in a specified  number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

     l/n
(ERV)
(---)  - 1 = Average Annual Total Return
( P )

o     Cumulative  Total  Return.   The  "cumulative  total  return"   calculation
measures  the  change in value of a  hypothetical  investment  of $1,000  over an entire period of years.  Its calculation uses some of the same factors as average annual  total  return,  but it does not  average  the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV-P
-----  = Total Return
  P

------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

                   The Fund's Total Returns for the Periods Ended 7/31/07(5)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class of  Cumulative          ------------------------------------------------------------------
          Total Returns
--------- (10 years or
Shares    life-of-class)      Average Annual Total Returns
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                              1-Year          5-Year          10-Year
                                              (or             (or
                              --------------- life-of-class)  life-of-class)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          After    Without    After   Without After   Without After    Without          Com-pounded
                                                                                        Effective
                                                                                        Yield
                                                                               Yield     (7
                                                                               (7 days  days
          Sales    Sales      Sales   Sales   Sales   Sales   Sales    Sales   ended    ended
          Charge   Charge     Charge  Charge  Charge  Charge  Charge   Charge  07/31/06)07/31/06)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class      34.69%     34.69%  4.54%   4.54%   2.03%   2.03%   3.02%    3.02%   4.47%    4.57%

A(1)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class      30.61%(2)  30.61%(2-0.71%(24.29%   1.44%   1.82%   2.71%(2) 2.71%(2)4.23%    4.32%

B(2)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class      29.34%(3)  29.34%(33.22%(3)4.22%   1.78%   1.78%   2.61%    2.61%   4.15%    4.24%

C(3)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class      12.32%(4)  12.32%(43.28%   4.28%   1.83%   1.83%   1.83%(4) 1.83%(4)4.24%    4.33%

N(4)
-------------------------------------------------------------------------------------------------
1.    Inception of Class A shares: 1/3/89.
2.    Inception of Class B shares:  8/17/93.  Because  Class B convert to Class A shares 72 months after  purchase,  the 10-Year return for Class B uses Class A performance for the period after conversion.
3.    Inception of Class C shares: 12/1/93.
4.    Inception of Class N Shares: 3/1/01.

5.    The  amounts  shown in the  table  reflect  a  voluntary  reduction  in the management fee for the Fund effective  December 6, 2002, as well as a decrease in the asset-based  sales charge on Class B and Class C shares,  from 0.75% to
   0.50% of average daily net assets per annum,  effective  January 1, 2003.  The voluntary  management  fee  waiver  may be  removed  at any  time and the full asset-based  sales charge  permitted  under each plan may be reinstated at any time without advance  notice.  The  Distributor's  sales  concession  rates on
   Class B,  Class C and  Class N shares  sold  prior to  January  20,  2003 were higher than the current rates (shown on page 6 of the Prospectus).

   |X|      Other  Performance  Comparisons.  Yield  information may be useful to investors  in reviewing  the Fund's  performance.  The Fund may make  comparisons between its yield and that of other  investments,  by citing various indices such as The Bank Rate Monitor  National  Index  (provided by Bank Rate Monitor)  which measures the average rate paid on bank money  market  accounts,  NOW accounts and certificates  of  deposits  by the 100  largest  banks and thrifts in the top ten metro areas.  When  comparing  the Fund's  yield with that of other  investments, investors should  understand that certain other investment  alternatives  such as certificates of deposit, U.S. government securities,  money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the Fund may  include in its  advertisements  and sales literature  performance  information about the Fund cited in other newspapers and
periodicals,   such  as  The  New  York  Times,  which  may  include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer Agent) or the investor  services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of  investor/shareholder services by third  parties may compare the services of the  Oppenheimer  funds to those of other mutual fund families selected by the rating
or ranking  services.  They may be based on the opinions of the rating or ranking service  itself,  based on its  research  or  judgment,  or based on  surveys  of investors, brokers, shareholders or others.

      From  time to time the Fund may  include  in its  advertisements  and sales literature  the total return  performance of a  hypothetical  investment  account that  includes  shares  of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an  illustration of an asset  allocation  model or similar presentation.  The account  performance  may combine total return  performance of the Fund and the total return  performance of other Oppenheimer funds included in the  account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,   for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general  or  specific  market and economic conditions. That may include, for example,
o     information  about the  performance  of certain  securities or  commodities markets or segments of those markets,
o     information about the performance of the economies of particular  countries or regions,
o     the earnings of companies  included in segments of  particular  industries, sectors, securities markets, countries or regions,
o     the   availability  of  different  types  of  securities  or  offerings  of securities,
o     information  relating to the gross  national or gross  domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market   sectors  or  indices  to   demonstrate
         performance, risk, or other characteristics of the Fund.

---------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
---------------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix B contains more  information  about the special sales charge  arrangements  offered by the Fund, and the  circumstances  in which sales charges may be reduced or waived for certain classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the  records of the Fund.  The Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least  $50 and  shareholders  must  invest  at least  $500  before an Asset
Builder Plan  (described  below) can be  established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25  for  additional purchases.  Shares will be purchased on the regular  business day the Distributor is instructed to initiate the Automated  Clearing  House ("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers  on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of the New York Stock  Exchange
("the  NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close earlier on certain  days. If Federal Funds are received on a business day after the close of the NYSE,  the shares will be purchased and dividends will begin to accrue on the next regular  business day. The proceeds of ACH  transfers are normally  received by the Fund three days after the transfers are initiated.  If the proceeds of the
ACH transfer are not received on a timely  basis,  the  Distributor  reserves the right  to  cancel  the  purchase  order.  The  Distributor  and the  Fund are not responsible  for any delays in  purchasing  shares  resulting  from delays in ACH transmissions.

Asset  Builder  Plans.  As  explained  in  the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish  an Asset
Builder Plan to automatically  purchase additional Class A shares directly from a bank  account  for as little  as $50.  For those  accounts  established  prior to
November  1, 2002 and which have  previously  established  Asset  Builder  Plans, additional  purchases will remain at $25. Shares  purchased by Asset Builder Plan payments  from bank  accounts  are  subject to the  redemption  restrictions  for recent purchases  described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make  payments  from your bank  account  to  purchase  shares of the
Fund,  your bank account will be debited  automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you  selected on your application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in  purchasing  shares that result from delays in ACH transmissions.

      Retirement  Plans  may  purchase  Class B shares  of the Fund  directly  by establishing  an Asset Builder Plan. The minimum  initial  investment for Class B
Asset Builder Plans is $5,000 and the maximum initial investment is $500,000.

      Before  you  establish  Asset  Builder   payments,   you  should  obtain  a
prospectus  of  the  selected  fund(s)  from  your  financial   advisor  (or  the
Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return  it.  You may  change  the  amount of your Asset  Builder payment or your can terminate these automatic  investments at any time by writing
to  the  Transfer  Agent.  The  Transfer  Agent  requires  a  reasonable   period
(approximately  10 days) after receipt of your  instructions  to implement  them.
The Fund reserves the right to amend,  suspend,  or  discontinue  offering  Asset
Builder plans at any time without prior notice.

The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:
Oppenheimer AMT-Free Municipals           Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                Active Allocation Fund
Oppenheimer Baring SMA International Fund    Equity Investor Fund
Oppenheimer Core Bond Fund                   Conservative Investor Fund
Oppenheimer California Municipal Fund     Moderate Investor Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Appreciation Fund     Street Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Income Fund           Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest International Value

Oppenheimer Convertible Securities Fund   Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Rising Dividends Fund, Inc.
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Emerging Growth Fund          Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Enterprise Fund               Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Opportunities Fund     Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer Global Value Fund             Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer Gold & Special Minerals Fund  Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer Growth Fund                   Municipal Fund
Oppenheimer International Bond Fund       Oppenheimer Select Value Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer SMA Core Bond Fund
Oppenheimer International Value Fund      Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund   Oppenheimer Value Fund
Oppenheimer Main Street Fund              Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund  Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described  above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds  of certain money market fund shares may be subject to a contingent deferred sales charge.

      Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different  shareholder  privileges and features.  The net income  attributable to
Class B, Class C or Class N shares and the dividends  payable on Class B, Class C and Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the  asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

|X|   Alternative  Sales  Arrangements.  As  stated in the  Prospectus,  Class B,
Class C and Class N shares of the Fund may only be  acquired by exchange of Class
,  Class C and  Class N  shares,  respectively,  of  other  Oppenheimer  funds or directly through qualified retirement plans.

      Investors  should  understand that the purpose and function of the deferred sales  charge and  asset-based  sales charge with respect to Class B, Class C and
Class N shares are the same as those of the initial  sales charge with respect to
Class A share of  Oppenheimer  funds  other  than the  money  market  funds.  Any salesperson  or other  person  entitled to receive  compensation  for selling the
Fund  shares may  receive  different  compensation  with  respect to one class of shares than the other.

      The  Distributor  will generally not accept any order in the amount of more than  $100,000  for  Class B shares or $1  million  or more for Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or  omnibus accounts).  That is  because  generally  it will be more  advantageous  for  that investor to purchase Class A shares of the Fund.

      Class B, Class C or Class N shares may not be  purchased  by a new investor
directly  from  the  Distributor   without  the  investor   designating   another
registered broker-dealer.

|X|   Class  A  Shares  Subject  to  a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net  asset  value  whether  or not  subject  to a contingent  deferred  sales  charge  as  described  in the  Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as  described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund  offered as an  investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an  investment  option under that plan.  Additionally,  that  concession  will not be paid on  purchases of Class A shares by a retirement  plan made with the redemption  proceeds of Class N shares one or more Oppenheimer funds held by the plan for more than 18 months.

|X|   Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal Revenue Service,  the conversion of Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the  shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes,  without the imposition of a sales charge or fee, such exchange could  constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue  to be subject to the asset-based sales charge for longer than six years.

|X|   Availability  of Class N Shares.  In  addition  to the  description  of the types of  retirement  plans which may  purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to   Individual   401(k)   plans,
         Profit-Sharing Plans and Money Purchase Pension Plans,
o     to  all  direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
         Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group  Retirement  Plans (as  defined  in  Appendix B to this SAI) which have  entered into a special  agreement  with the  Distributor  for that purpose,

o     to  Retirement  Plans  qualified  under  Sections  401(a)  or 401(k) of the
         Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o     to  Retirement  Plans with at least 100  eligible  employees or $500,000 or more in plan assets,

o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that  pay  for the purchase with the  redemption  proceeds of Class A shares of one or more
         Oppenheimer funds, and
o     to certain  customers of  broker-dealers  and  financial  advisors that are identified  in a  special  agreement  between  the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption  proceeds of Class A shares of one or more  Oppenheimer  funds (other than  rollovers from an
         OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases  of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one  year  (other  than  rollovers  from  an  OppenheimerFunds-sponsored
         Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on  purchases of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan made with the  redemption  proceeds of Class A shares of one or more Oppenheimer funds.

      No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N  shares  purchased  with the redemption  proceeds of shares of another  mutual fund  offered as an  investment option  in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options  under a special  arrangement  with the  Distributor,  if the purchase  occurs  more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation of Expenses.  The Fund pays expenses  related to its daily operations,  such as custodian fees,  Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's  assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset  value of  shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

      The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of  expenses.
General expenses that do not pertain  specifically to any one class are allocated pro rata to the shares of all classes.  The allocation is based on the percentage of the Fund's total assets that is represented  by the assets of each class,  and then  equally  to each  outstanding  share  within a given  class.  Such  general expenses include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses,  SAIs and other materials for current  shareholders,  fees to unaffiliated  Trustees,  custodian  expenses, share  issuance  costs,  organization  and start-up  costs,  interest,  taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding  share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer  and shareholder  servicing agent fees and expenses and shareholder  meeting  expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the  Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on each Fund  account  with a share  balance  valued under $500.
The Minimum Balance Fee is automatically  deducted from each such Fund account in
September.

Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion,  not to assess the Fund  Account  Fees.  These  exceptions  are subject to change:
o     A fund  account  whose shares were  acquired  after  September  30th of the prior year;
o     A fund  account  that  has a  balance  below  $500  due  to  the  automatic conversion  of shares  from  Class B to Class A  shares.  However, once all Class B shares  held in the account  have been  converted to Class A shares the new account  balance  may become  subject to the Minimum Balance Fee;
o     Accounts  of  shareholders  who elect to  access  their  account  documents electronically via eDoc Direct;
o     A fund account that has only  certificated  shares and, has a balance below
         $500 and is being escheated;
o     Accounts of  shareholders  that are held by  broker-dealers  under the NSCC
         Fund/SERV system;
o     Accounts held under the  Oppenheimer  Legacy Program and/or holding certain
         Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle,  Ascender, Custom
         Plus,  Recordkeeper  Pro  and  Pension  Alliance  Retirement  Plan
         programs; and
o     A fund  account  that  falls  below the $500  minimum  solely due to market fluctuations  within the 12-month  period  preceding  the date the fee is deducted.

To access account  documents  electronically  via eDocs Direct,  please visit the
Service  Center  on  our  website  at  www.oppenheimerfunds.com   and  click  the
hyperlink  "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

The Fund  reserves  the  authority  to modify Fund  Account Fees in its discretion.

Determination  of Net Asset  Value Per  Share.  The net asset  value per share of each class of shares of the Fund is  determined  as of the close of  business  of the NYSE on each day that the NYSE is open.  The  calculation is done by dividing the value of the  Fund's  net  assets  attributable  to a class by the  number of shares of that  class  that are  outstanding.  The NYSE  normally  closes at 4:00
p.m.,  Eastern time,  but may close  earlier on some other days (for example,  in case of  weather  emergencies  or on days  falling  before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The  NYSE's  most  recent annual  announcement  (which is subject to change)  states  that it will close on
New Year's Day,  Martin  Luther  King Jr.  Day,  Presidents'  Day,  Good  Friday,
Memorial Day,  Independence  Day, Labor Day,  Thanksgiving Day and Christmas Day.
It may also close on other days.

      The Fund's  Board of  Trustees  has adopted  the  amortized  cost method to value the  Fund's  portfolio  securities.  Under the  amortized  cost  method,  a security is valued  initially  at its cost and its  valuation  assumes a constant amortization  of any premium or  accretion  of any  discount,  regardless  of the impact of fluctuating  interest  rates on the market value of the security.  This method does not take into  consideration  any unrealized  capital gains or losses on securities.  While this method provides  certainty in valuing  securities,  in certain  periods  the value of a security  determined  by  amortized  cost may be higher or lower than the price the Fund would receive if it sold the security.

      The  Fund's  Board  of  Trustees  has  established   procedures  reasonably
designed  to  stabilize  the  Fund's net asset  value at $1.00 per  share.  Those procedures  include a review of the  Fund's  portfolio  holdings  by the Board of
Trustees, at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market  quotations  deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation  between the
Fund's net asset value  based upon  available  market  quotations  and  amortized cost.  If the  Fund's net asset  value  were to  deviate  from $1.00 by more than
0.5%,  Rule 2a-7 requires the Board of Trustees to consider what action,  if any, should be  taken.  If they find  that the  extent  of the  deviation  may cause a material dilution or other unfair effects on shareholders,  the Board of Trustees will take  whatever  steps it  considers  appropriate  to eliminate or reduce the dilution,  including,  among others,  withholding or reducing  dividends,  paying dividends from capital or capital gains,  selling portfolio  instruments prior to maturity to realize  capital  gains or losses or to shorten the average  maturity of the  portfolio,  or calculating  net asset value per share by using  available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower (and net  investment  income and dividends  higher)
than those of a fund  holding  the  identical  investments  as the Fund but which used a method of  portfolio  valuation  based on market  prices or  estimates  of market prices.  During periods of rising interest  rates,  the daily yield of the
Fund  would  tend to be higher  and its  aggregate  value  lower  than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient  number of full and fractional shares in the shareholder's  account to cover the amount of the check.
This  enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the  Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian.  This limitation does not affect the use of checks for the  payment of bills or to obtain cash at other banks.  The Fund  reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time.  The Fund will provide you notice  whenever it is required to do so by applicable law.

      In choosing to take  advantage of the  Checkwriting  privilege,  by signing the account  application or by completing a Checkwriting  card,  each  individual who signs:
(1)   for individual  accounts,  represents that they are the registered owner(s)
         of the shares of the Fund in that account;
(2)   for accounts for  corporations,  partnerships,  trusts and other  entities, represents that they are an officer,  general partner,  trustee or other fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer  Agent and any bank  through  which the
         Fund's  drafts  (checks) are payable to pay all checks drawn on the Fund account of such  person(s)  and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks drawn  against  joint accounts,  or accounts for corporations,  partnerships,  trusts or other entities,  the  signature  of any  one  signatory  on a  check  will  be sufficient to authorize  payment of that check and  redemption  from the account,  even if that account is  registered  in the names of more than one  person  or  more  than  one  authorized  signature  appears  on the
         Checkwriting card or the application, as applicable;
(5)   understands  that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of  checkwriting  privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not  paying  checks  that  have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal  Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for business  on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the  redemption.
In those  circumstances,  the wire  will not be  transmitted  until the next bank business day on which the Fund is open for  business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a  shareholder  may reinvest all or part of the redemption proceeds of:
o     Class A shares  that  were  purchased  by  exchange  of  Class A shares  of another  Oppenheimer  fund on which an  initial  sales  charge was paid or
       Class A or
o     Class B shares on which a contingent deferred sales charge was paid.

      The  reinvestment  may be made without  sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable  as described in "How to Exchange  Shares" below.  Reinvestment will be at the net asset value next computed  after the Transfer  Agent  receives the  reinvestment  order.  The  shareholder  must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C and  Class N  shares.  The  Fund  may  amend,  suspend  or  cease  offering  this reinvestment  privilege at any time as to shares  redeemed after the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and  reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a  capital  loss on the  redemption,  some or all of the loss  may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue  Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge  was paid are  reinvested  in shares of the
Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's  basis in the shares of the Fund that were redeemed may not include the amount of the sales  charge  paid.  That would reduce the loss or increase  the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of  the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash. However, under unusual circumstances,  the
Board of Trustees of the Fund may determine  that it would be  detrimental to the best  interests of the  remaining  shareholders  of the Fund to make payment of a redemption  order  wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds  in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the lesser of  $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares  are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in  selling  the securities for cash. The Fund will value  securities  used to pay  redemptions in kind  using  the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values  Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those shares is less than $200 or such lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset  value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right,  it may also fix the  requirements  for any notice to be given to the shareholders  in question  (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers  the  payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer  to the name of another  person or  entity.  It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares  subject  to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the
contingent  deferred  sales charge.  It will be  calculated as if the  transferee shareholder  had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred  sales charge if redeemed  at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the  imposition of the Class B, Class C and Class N contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From   Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE  IRAs,  403(b)(7)  custodial plans,  401(k)  plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)   state the reason for the distribution;
(2)   state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)   conform to the  requirements  of the plan and the Fund's  other  redemption requirements.

      Participants      (other      than      self-employed      persons)      in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with  shares of the
Fund  held in the  name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan  administrator or fiduciary must sign the request.

      Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal  Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and  submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement  plans are subject to  withholding  requirements  under the Internal  Revenue Code,  and IRS
Form W-4P  (available  from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution  request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer   Agent  with  a  certified  tax
identification  number,  the Internal  Revenue Code requires that tax be withheld from any  distribution  even if the shareholder  elects not to have tax withheld.
The  Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility  to determine  whether a distribution  satisfies the conditions of applicable  tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and  Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized  dealers or  brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of  redemption.  The  repurchase  price per share will be the net asset value next computed  after the  Distributor  receives the order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a  dealer  or  broker  after  the  close of the NYSE on a regular  business  day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its  customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m.,  but may do so earlier on some days.

      Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the  shares  have been redeemed upon the Distributor's  receipt of the required redemption  documents in proper  form.  The  signature(s)  of the  registered  owner(s) on the  redemption document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning shares of the Fund valued  at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of  at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by  check  payable  to all shareholders  of record.  Payments must also be sent to the address of record for the account and the address must not have been changed  within the prior 30 days.
Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

      Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy  Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to  the  bank  account  designated  on  the  account application  or  signature-guaranteed  instructions  sent to the Transfer  Agent.
Shares are  normally  redeemed  pursuant to an  Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the  account application.  If a contingent  deferred sales charge  applies to the  redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend,  suspend or discontinue  offering such plans at any time without prior notice.  Class B, Class C and Class N shareholders  should not  establish  withdrawal  plans,  because of the  potential  imposition  of the contingent  deferred sales charge on such withdrawals  (except where the Class B,
Class C or Class N  contingent  deferred  sales  charge is waived as described in
Appendix B to this SAI).

      By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  applicable  to such  plans as stated  below.
These  provisions  may be  amended  from  time  to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically  apply to existing
Plans.

      |X|   Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer
Agent to  exchange a  pre-determined  amount of shares of the Fund for shares (of
the  same  class)  of  other  Oppenheimer  funds   automatically  on  a  monthly,
quarterly,  semi-annual  or annual basis under an Automatic  Exchange  Plan.  The minimum  amount  that  may be  exchanged  to  each  other  fund  account  is $50.
Instructions   should  be  provided  on  the   OppenheimerFunds   application  or
signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges  as set forth in "How to  Exchange
Shares" in the Prospectus and below in this SAI.

      |X|   Automatic   Withdrawal   Plans.  Fund  shares  will  be  redeemed  as
necessary to meet withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed first.  Shares  acquired with  reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares  acquired with a sales charge,  to the extent  necessary to make  withdrawal  payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.  Payments made under  withdrawal  plans  should not be  considered  as a yield or income on your investment.

      The Transfer  Agent will  administer the  investor's  Automatic  Withdrawal
Plan as agent  for the  shareholder  (the  "Planholder")  who  executed  the Plan authorization  and  application  submitted  to the  Transfer  Agent.  Neither the
Transfer  Agent nor the Fund shall incur any liability to the  Planholder for any action taken or not taken by the Transfer  Agent in good faith to administer  the
Plan. Share  certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the  Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share  certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer  Agent with the plan  application so that the shares  represented by the  certificate  may be held under the plan.

      For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital  gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales  charge.  Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the  redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted  three business days prior to the date  selected for receipt of the payments,  according to the choice  specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

      The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed  or  AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder  should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder  may, at any time, instruct the Transfer  Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper  form in  accordance with the requirements of the  then-current  Prospectus of the Fund. In that case, the  Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and  will  mail a check  for the  proceeds  to the
Planholder.

      The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions  to the Transfer  Agent to terminate a plan.  The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is  legally  incapacitated.
Upon  termination of a plan by the Transfer  Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form  in the  name of the
Planholder. The account will continue as a dividend-reinvestment,  uncertificated account unless and until proper  instructions  are received from the  Planholder, his or her executor or guardian, or another authorized person.

      If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder  will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular  class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for  shares of the same class of other  Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed  "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which  classes of shares by calling the Distributor.

o     All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
  Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
  Centennial Government Trust               Centennial Tax Exempt Trust
  Centennial Money Market Trust

      The following funds do not offer Class N shares:

  Limited Term New York Municipal Fund          Oppenheimer     Rochester     Arizona
                                                Municipal Fund
  Oppenheimer AMT-Free Municipals               Oppenheimer Rochester Maryland
                                                Municipal Fund
  Oppenheimer AMT-Free New York Municipals      Oppenheimer  Rochester  Massachusetts
                                                Municipal Fund
  Oppenheimer California Municipal Fund         Oppenheimer     Rochester    Michigan
                                                Municipal Fund
  Oppenheimer Institutional Money Market Fund   Oppenheimer    Rochester    Minnesota
                                                Municipal Fund
  Oppenheimer International Value Fund          Oppenheimer     Rochester    National
                                                Municipals
  Oppenheimer Limited Term California           Oppenheimer Rochester North Carolina
  Municipal Fund                                Municipal Fund
  Oppenheimer Limited Term Municipal Fund       Oppenheimer  Rochester Ohio Municipal

                                                Fund

  Oppenheimer Money Market Fund, Inc.           Oppenheimer     Rochester    Virginia
                                                Municipal Fund
  Oppenheimer New Jersey Municipal Fund         Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II

  Oppenheimer Pennsylvania Municipal Fund

      The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main

                                            Street Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund II

   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona Municipal
                                            Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland Municipal
                                            Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan Municipal
                                            Fund
   Oppenheimer Equity Income Fund, Inc.     Oppenheimer Rochester Minnesota
                                            Municipal Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester National Municipals
   Oppenheimer Institutional Money Market   Oppenheimer Rochester North Carolina
   Fund                                     Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester Ohio Municipal
   Municipal Fund                            Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Virginia
                                             Municipal Fund

   Oppenheimer New Jersey Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Oppenheimer  Institutional  Money  Market Fund only offers Class E, Class L and Class P shares.
o     Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are generally  available  only by  exchange  from the same  class of  shares of other  Oppenheimer  funds  or  through  certain  OppenheimerFunds-sponsored retirement plans.

o     Class M shares of Oppenheimer  Convertible Securities Fund may be exchanged only  for  Class A  shares  of  other  Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds
      except  Class  A  shares  of  Oppenheimer   Money  Market  Fund,   Inc.  or
      Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of  certain  money  market  funds  offered  by the  Distributor.
      Shares of any money  market fund  purchased  without a sales  charge may be exchanged for shares of Oppenheimer  funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the  Distributor may be  exchanged at net asset value for shares of the same class of any of the other the Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the
      Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the
      Oppenheimer funds into which other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal
      Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund III
      until after the expiration of the warranty period (12/16/2011).

o     Class A, Class B, Class C and Class N shares of Oppenheimer Developing
      Markets may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

o     Shares of  Oppenheimer  International  Small  Company  Fund may be acquired only by  existing  shareholders  of that fund.  Existing  shareholders  may make exchanges into the fund with as little as $50.
o     In most cases,  shares of  Oppenheimer  Small- & Mid-Cap  Value Fund may be acquired only by shareholders who currently own shares of that fund.
o     Global Value Fund only offers Class A and Class Y shares. Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the Distributor.

      The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although  the Fund may impose these  changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to  materially  amending or  terminating  the  exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges   Affect   Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales charge is imposed on exchanges of shares of any class purchased  subject to a contingent  deferred  sales  charge,  with the  following exceptions:

o     When Class A shares of any  Oppenheimer  fund acquired by exchange of Class
A shares  of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months  measured from the beginning of the calendar  month of the initial  purchase of the exchanged  Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed  shares.
Except,  however,  with  respect  to  Class A  shares  of  Oppenheimer  Rochester
National  Municipals and Rochester Fund Municipals  acquired prior to October 22,
2007,  in which case the Class A contingent  deferred  sales charge is imposed on the  acquired  shares if they are  redeemed  within 24 months  measured  from the beginning of the calendar month of the initial  purchase of the exchanged Class A shares.

o     When  Class A shares  of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  prior to October 22, 2007,  by exchange of
Class A shares of any Oppenheimer fund purchased  subject to a Class A contingent deferred  sales  charge are  redeemed  within 24 months of the  beginning  of the calendar  month of the initial  purchase  of the  exchanged  Class A shares,  the
Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another  Oppenheimer  fund that are  exchanged for
Class A shares of Oppenheimer  Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other  Oppenheimer fund at the time of exchange,  the holding  period for that Class A contingent  deferred sales charge will carry over to the Class A shares of  Oppenheimer  Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange  will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are  repurchased  before the expiration of the holding period.

o     When Class A shares of this Fund and  Oppenheimer  Money Market Fund,  Inc.
acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the  shares  were  exchanged,  the Class A contingent  deferred  sales  charge  of the  fund  from  which  the  shares  were exchanged is imposed on the redeemed shares.

o     Except  with  respect  to the  Class B  shares  described  in the  next two paragraphs,  the  contingent  deferred  sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six  years of the  initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With  respect  to Class C shares,  the Class C  contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange  if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan (not  including  IRAs and  403(b)  plans) is terminated  or Class N shares  of all  Oppenheimer  funds  are  terminated  as an investment  option of the plan and Class N shares are  redeemed  within 18 months after the plan's  first  purchase  of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any
Oppenheimer fund.

o     When  Class  B,  Class C or  Class N  shares  are  redeemed  to  effect  an exchange,  the priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which  the  shares  are exchanged.  Before exchanging shares,  shareholders  should take into account how the  exchange  may affect any  contingent  deferred  sales  charge  that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the  exchange is to be made. Otherwise,  the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  If all  telephone  lines are busy (which might occur,  for example,  during periods of substantial  market  fluctuations), shareholders  might not be able to request  exchanges by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five business days if it determines that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if  the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a  price  that  might  be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another,  any special  account  features  that are  available in the new fund (such as an Asset
Builder  Plan or Automatic  Withdrawal  Plan) will be switched to the new account unless you tell the Transfer Agent not to do so.

      In connection  with any exchange  request,  the number of shares  exchanged may be less than the number  requested  if the  exchange or the number  requested would include  shares  subject to a restriction  cited in the  Prospectus or this
SAI or would include shares covered by a share  certificate  that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available  for exchange  have  different investment  objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment  and should be aware of the tax  consequences  of an  exchange.  For  federal  income  tax  purposes,  an exchange  transaction  is  treated  as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above,  discusses some of the tax  consequences of  reinvestment  of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent  are  unable  to  provide investment,  tax or legal advice to a shareholder in connection  with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and  Distributions.  The Fund has no fixed  dividend rate and there can be  no  assurance  as  to  the  payment  of  any  dividends.  The  dividends  and distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's portfolio,  and expenses borne by the Fund or borne separately by a class.  Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares.  However, dividends  on Class B, Class C and Class N shares are  expected  to be lower than dividends  on Class A shares.  That is because  of the effect of the  asset-based sales charge on Class B, Class C and Class N shares.

      Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal  Service as undeliverable  will be invested  in Class A shares of  Oppenheimer  Money  Market
Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the  Transfer  Agent,  to enable the  investor to earn a return on otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends,  Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains  distributions is briefly  highlighted  in the  Prospectus.  The  following  is only a  summary  of certain  additional  tax  considerations  generally  affecting  the  Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the  Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or  administrative  action,  sometimes with  retroactive  effect.  State and  local tax  treatment  of  ordinary  income dividends and capital gain  dividends  from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue  Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their  tax advisors with specific  reference to their own tax  circumstances  as well as the consequences  of federal,  state and local tax rules  affecting an  investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject to federal  income tax on the portion of its net  investment  income
(that is,  taxable  interest,  dividends,  other taxable  ordinary  income net of expenses,  and net  short-term  capital gain in excess of net  long-term  capital loss) and capital gain net income (that is, the excess of net  long-term  capital gains over net short-term  capital  losses) that it distributes to  shareholders.
That  qualification  enables the Fund to "pass  through"  its income and realized capital gains to  shareholders  without having to pay tax on them.  This avoids a
"double tax" on that income and capital gains, since  shareholders  normally will be taxed on the  dividends  and capital  gains they receive from the Fund (unless their  Fund  shares  are  held in a  retirement  account  or the  shareholder  is otherwise exempt from tax).

         The Internal  Revenue Code contains a number of complex  tests  relating to  qualification  that the Fund might not meet in a particular  year.  If it did not qualify as a regulated  investment company, the Fund would be treated for tax purposes  as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its  investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term  capital
loss)  for  the  taxable  year.   The  Fund  must  also  satisfy   certain  other
requirements  of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during  the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the  taxable  year,  will be considered  distributions  of  income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify  as a  regulated  investment  company,  the Fund must  derive at least 90% of its gross income from  dividends,  interest,  certain  payments with respect to securities  loans,  gains from the sale or other  disposition of stock or  securities  or foreign  currencies  (to the extent  such  currency  gains are directly  related to the regulated  investment  company's  principal  business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order  to  qualify  as a  regulated investment  company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets  must  consist of
cash  and  cash  items  (including  receivables),   U.S.  government  securities,
securities  of other  regulated  investment  companies,  and  securities of other issuers.  As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in  securities of each such issuer and the Fund must not hold  more than 10% of the  outstanding  voting  securities  of each  such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any  one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies),  or in two or more  issuers  which  the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations  issued or guaranteed by certain agencies or  instrumentalities  of the U.S.  government are treated as U.S. government securities.

      |X|   Excise Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue  Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable  investment income earned from January 1 through December 31 of that year and 98% of its capital gains  realized in the period from November 1 of the prior year through  October 31 of the current  year.  If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in  certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager  might  determine in a particular  year that it would be in  the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on  the undistributed  amounts.  That would reduce the amount of income or capital  gains available for distribution to shareholders.

      |X|   Taxation of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each  taxable year. Those  distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated  as a return of capital to the extent  of the  shareholder's  tax  basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares,  as discussed below.  Shareholders will be  advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior  distributions made by the Fund must be  re-characterized  as a non-taxable  return of capital at the end of the  fiscal  year as a  result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are  paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving  a distribution  in the form of  additional  shares  will be treated as  receiving a distribution in an amount equal to the fair market value of the shares  received, determined as of the reinvestment date.

      The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends,  capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed  to  provide a correct taxpayer  identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the  receipt of interest or  dividend  income  properly,  or (3) who has failed to certify to the
Fund that the  shareholder is not subject to backup  withholding or is an "exempt recipient"  (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in  reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

      |X|  Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder who is a foreign  person (to  include,  but not limited to, a  nonresident  alien individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's income from the  Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer  funds into which you may exchange shares.
Reinvestment  will be made without  sales charge at the net asset value per share in  effect  at the close of  business  on the  payable  date of the  dividend  or distribution.  To elect this  option,  the  shareholder  must notify the Transfer
Agent in  writing  and must have an  existing  account in the fund  selected  for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of  certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through  dealers,  brokers and other
financial   institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor  also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible   for  maintaining  the  Fund's
shareholder   registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.   It  also  handles  shareholder
servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per  account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about  their accounts to the Transfer Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  of the  Fund's  assets.  The custodian's  responsibilities  include  safeguarding  and  controlling the Fund's portfolio  securities  and handling the delivery of such  securities  to and from the Fund.  It is the practice of the Fund to deal with the  custodian in a manner uninfluenced by any banking  relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the  custodian in excess of
$100,000  are  not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

Independent  Registered Public  Accounting Firm.  Deloitte & Touche LLP serves as the  independent  registered  public account firm of the Fund.  Deloitte & Touche
LLP audits the Fund's  financial  statements  and  perform  other  related  audit services.  Deloitte & Touche LLP also acts as the independent  registered  public accounting  firm  for  certain  other  funds  advised  by  the  Manager  and  its affiliates.  Audit and  non-audit  services  provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Cash Reserves (the "Fund"), including the statement of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
September 13, 2007

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.0%
--------------------------------------------------------------------------------
Abbey National
Treasury Services plc,
Stamford CT, 5.30%,
8/1/07                                        $   12,000,000   $     12,000,000
--------------------------------------------------------------------------------
Barclays US Funding
LLC, 5.32%, 10/22/07                               5,000,000          5,000,000
--------------------------------------------------------------------------------
Calyon, New York,
5.325%, 10/19/07                                  15,000,000         15,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce NY:
5.25%, 10/15/07                                    5,000,000          5,000,000
5.31%, 8/29/07                                    10,000,000         10,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.30%, 8/2/07                                      8,000,000          8,000,000
5.32%, 10/25/07                                   10,000,000         10,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York:
5.30%, 8/16/07                                    15,000,000         15,000,000
5.31%, 8/21/07                                    10,000,000         10,000,000
--------------------------------------------------------------------------------
Societe General, New
York, 5.33%, 10/31/07                              8,000,000          8,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken
NY, 5.305%, 8/9/07                                 7,400,000          7,400,008
--------------------------------------------------------------------------------
Washington Mutual
Bank FA, 5.30%, 8/6/07                             4,000,000          4,000,000
--------------------------------------------------------------------------------
Westpac Banking Corp.,
New York, 5.32%,
10/10/07                                          10,000,000         10,000,000
                                                               -----------------
Total Certificates of
Deposit (Cost $119,400,008)                                         119,400,008

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--21.2%
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.,
5.255%, 10/26/07 1                                10,000,000          9,874,464
--------------------------------------------------------------------------------
Barclays US Funding LLC:
5.245%, 10/26/07                                   3,000,000          2,962,411
5.26%, 10/2/07                                    14,000,000         13,873,176
--------------------------------------------------------------------------------
Deutsche Bank Financial
LLC, 5.25%, 10/25/07                              10,000,000          9,876,042
--------------------------------------------------------------------------------
HBOS Treasury Services:
5.245%, 10/26/07                                  15,000,000         14,812,054
5.25%, 9/17/07                                    10,000,000          9,931,458
5.255%, 10/5/07                                    3,000,000          2,971,535

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Nationwide Building Society:
5.25%, 10/22/07 1                             $   10,000,000   $      9,880,417
5.253%, 9/13/07 1                                 10,000,000          9,937,256
5.255%, 9/24/07 1                                  3,000,000          2,976,353
5.255%, 10/9/07 1                                  5,000,000          4,949,640
--------------------------------------------------------------------------------
Royal Bank of Scotland
plc, 5.41%, 7/21/08 2,3                           10,000,000         10,007,562
--------------------------------------------------------------------------------
Scotiabanc, Inc., 5.275%,
9/27/07 1                                         10,000,000          9,916,479
--------------------------------------------------------------------------------
Societe Generale
North America:
5.25%, 10/5/07                                    10,000,000          9,905,208
5.25%, 10/10/07                                   10,000,000          9,897,917
--------------------------------------------------------------------------------
St. George Bank Ltd.:
5.25%, 9/4/07 1                                   10,000,000          9,950,417
5.25%, 9/6/07 1                                    4,000,000          3,979,000
--------------------------------------------------------------------------------
Svenska Handelsbanken,
Inc., Series S, 5.23%,
8/6/07                                             8,000,000          7,994,189
--------------------------------------------------------------------------------
Swedbank AB, 5.23%,
8/17/07                                           15,000,000         14,965,133
--------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.23%, 8/9/07                                      4,000,000          3,995,351
5.25%, 10/5/07                                     5,000,000          4,952,604
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.23%, 8/6/07                                     10,000,000          9,992,736
5.25%, 10/17/07                                   15,000,000         14,831,563
--------------------------------------------------------------------------------
Westpac Banking Corp.,
5.25%, 10/18/07 1                                  8,000,000          7,909,000
                                                               -----------------
Total Direct Bank Obligations
(Cost $210,341,965)                                                 210,341,965

--------------------------------------------------------------------------------
SHORT-TERM NOTES--64.6%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.9%
Capital Auto
Receivables Asset Trust
2007-SN1 A-1, 5.32%,
6/16/08 3,4                                        6,503,291          6,503,291
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.29%, 10/12/07                                   10,000,000          9,894,200
5.31%, 9/4/07                                      9,790,000          9,741,181
5.42%, 8/1/07                                      1,000,000          1,000,000

                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
FCAR Owner Trust II:
5.27%, 10/15/07                               $   10,000,000   $      9,890,208
5.27%, 10/26/07                                   15,000,000         14,811,158
--------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.255%, 10/23/07 1                                 7,000,000          6,915,190
5.28%, 8/16/07 1                                  10,500,000         10,476,900
5.30%, 8/27/07 1                                  10,000,000          9,962,119
--------------------------------------------------------------------------------
Gotham Funding Corp.,
5.30%, 8/7/07 1                                   11,000,000         10,990,283
--------------------------------------------------------------------------------
GOVCO, Inc., 5.27%,
9/25/07 1                                          2,000,000          1,983,897
--------------------------------------------------------------------------------
Grampian Funding LLC,
5.275%, 8/13/07 1                                 10,000,000          9,982,417
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.28%, 9/5/07                                      5,000,000          4,974,333
5.29%, 8/10/07                                    15,700,000         15,679,237
5.38%, 8/2/07                                      7,000,000          6,998,960
--------------------------------------------------------------------------------
Mont Blanc Capital
Corp., 5.27%, 9/21/07 1                            7,405,000          7,349,716
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
5.26%, 9/21/07 1                                  10,000,000          9,925,483
5.27%, 10/5/07 1                                   8,000,000          7,923,878
5.27%, 10/24/07 1                                  5,463,000          5,395,823
--------------------------------------------------------------------------------
Solitaire Funding LLC,
5.28%, 10/29/07 1                                 11,100,000         10,955,108
--------------------------------------------------------------------------------
St. Germain
Holdings, Inc.:
5.30%, 8/27/07 2                                   1,000,000            996,172
5.30%, 11/9/07 2                                  10,000,000          9,852,778
5.32%, 8/24/07 2                                  12,400,000         12,357,854
--------------------------------------------------------------------------------
Windmill Funding
Corp., 5.30%, 9/7/07 1                            13,300,000         13,227,552
--------------------------------------------------------------------------------
Yorktown Capital LLC,
5.285%, 8/29/07 1                                 20,000,000         19,917,789
                                                               -----------------
                                                                    227,705,527

--------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
S & S Firestone, Inc.,
5.43%, 8/1/07 3                                    6,175,000          6,175,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
Banc of America
Securities LLC, 5.35%,
8/1/07 3                                          15,000,000         15,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Lehman Brothers, Inc.,
5.313%, 8/1/07 3                              $    2,000,000   $      2,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc., Series C, 5.485%,
10/19/07 3                                         5,000,000          5,001,627
--------------------------------------------------------------------------------
Morgan Stanley, 5.23%,
8/3/07                                            18,000,000         17,994,770
                                                               -----------------
                                                                     39,996,397

--------------------------------------------------------------------------------
CHEMICALS--0.7%
BASF AG, 5.245%,
8/17/07 1                                          7,300,000          7,282,983
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Bank of America Corp.,
5.26%, 9/27/07                                    20,000,000         19,833,433
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.,
5.23%, 8/24/07 1                                   2,000,000          1,993,317
                                                               -----------------
                                                                     21,826,750

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.8%
Madison Hotel
Investors I LLC, Series
2005A, 5.36%, 8/1/07 3                             7,545,000          7,545,000
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Warren Cnty., KY
Industrial Building
Revenue Bonds,
Pan-Ostan Co. Project,
Series 2006, 5.42%,
8/1/07 3                                           1,000,000          1,000,000
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Nugent Sand Co.,
5.38%, 8/1/07 3                                    3,000,000          3,000,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
General Electric
Capital Services, 5.24%,
9/14/07                                           20,000,000         19,871,911
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc., 5.338%,
11/15/07 3                                         8,000,000          8,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 8/10/07                                     3,500,000          3,495,424
5.26%, 9/17/07                                    10,500,000         10,427,894

                         12 | OPPENHEIMER CASH RESERVES

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Prudential Funding LLC:
5.24%, 8/15/07 4                              $    8,000,000   $      7,983,698
5.25%, 10/17/07 4                                 10,000,000          9,887,708
                                                               -----------------
                                                                     59,666,635

--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C, 5.32%,
8/2/07 3                                           2,815,000          2,815,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Premier Senior
Living LLC, Series 2007
A-H, 5.36%, 8/1/07 3                               2,700,000          2,700,000
--------------------------------------------------------------------------------
Ross Sinclaire Real
Estate Trust, 5.42%,
8/1/07 3                                           2,570,000          2,570,000
                                                               -----------------
                                                                      5,270,000

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA
Development Authority
Revenue Bonds, ECLA
Family Partnership LLP
Project, Series 2004,
5.37%, 8/1/07 3                                    2,995,000          2,995,000
--------------------------------------------------------------------------------
INSURANCE--3.4%
ING America Insurance
Holdings, Inc.:
5.23%, 8/9/07                                      1,100,000          1,098,722
5.255%, 9/6/07                                     7,000,000          6,963,215
5.255%, 10/19/07                                  12,000,000         11,861,618
--------------------------------------------------------------------------------
Jackson National Life
Global Funding, Series
2004-6, 5.41%,
8/15/07 3,4                                        5,000,000          5,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5, 5.41%,
8/15/07 3,4                                        8,600,000          8,600,000
                                                               -----------------
                                                                     33,523,555

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
LEASING & FACTORING--3.0%
American Honda
Finance Corp.:
5.326%, 8/8/07 2,3                            $    8,000,000   $      8,000,000
5.33%, 9/26/07 2,3                                 5,500,000          5,500,000
5.39%, 11/15/07 2,3                                3,500,000          3,500,590
5.44%, 2/13/08 2,3                                10,000,000         10,009,288
--------------------------------------------------------------------------------
Luken-Woodlawn LLC,
Series 1998, 5.37%,
8/1/07 3                                           2,690,000          2,690,000
                                                               -----------------
                                                                     29,699,878

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
CAS Realty, Inc., Series
2004, 5.47%, 8/1/07 3                              6,300,000          6,300,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.7%
Procter & Gamble
International Funding
SCA:
5.25%, 9/13/07 1                                  18,000,000         17,887,018
5.26%, 9/20/07 1                                   9,000,000          8,934,250
                                                               -----------------
                                                                     26,821,268

--------------------------------------------------------------------------------
REAL ESTATE--1.7%
Cain Capital
Investments LLC,
Series 2006, 5.44%,
8/1/07 3                                           3,630,000          3,630,000
--------------------------------------------------------------------------------
Donegal Crossing Assn.
LLC, Series 2002, 5.37%,
8/1/07 3                                          13,130,000         13,130,000
                                                               -----------------
                                                                     16,760,000

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--14.5%
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B:
5.26%, 8/3/07                                      1,023,000          1,022,701
5.32%, 8/16/07                                     7,000,000          6,984,483
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.23%, 9/20/07                                    10,000,000          9,927,361
5.26%, 10/1/07                                    10,000,000          9,910,872
5.26%, 10/5/07                                     8,000,000          7,924,022
--------------------------------------------------------------------------------
LINKS Finance LLC:
8/6/07 2,3,5                                      11,000,000         10,997,800
8/15/07 2,3,5                                     10,000,000          9,997,000
5.32%, 12/20/07 2,3                                5,000,000          4,999,621

                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Parkland (USA) LLC:
5.33%, 12/12/07 2,3                           $    5,000,000   $      4,999,636
5.34%, 7/16/08 2,3                                13,000,000         12,998,757
--------------------------------------------------------------------------------
Premier Asset
Collateralized Entity
LLC, 5.30%, 9/17/07 2,3                           10,000,000         10,000,000
--------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM, 5.37%,
8/22/07 3                                          2,500,000          2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.25%, 10/24/07                                   20,000,000         19,755,000
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC, 5.36%,
9/28/07 3                                         10,000,000         10,000,000
--------------------------------------------------------------------------------
ZAIS Levered Loan
Fund, Series 2006-1A
1, 5.43%, 1/2/08 3,4                              22,000,000         22,000,000
                                                               -----------------
                                                                    144,017,253
                                                               -----------------
Total Short-Term Notes
(Cost $642,400,246)                                                 642,400,246

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $972,142,219)                                     97.8%       972,142,219
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                           2.2         21,781,223
                                              ----------------------------------
NET ASSETS                                             100.0%  $    993,923,442
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT
BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE
TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $230,476,749, or 23.19% of the
Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $114,217,058 or 11.49% of the Fund's net assets as of July 31, 2007.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of July 31,
2007 was $59,974,697, which represents 6.03% of the Fund's net assets. See Note
4 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after
July 31, 2007. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         14 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $972,142,219)--see accompanying statement of investments     $   972,142,219
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,452,000
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            46,374,716
Interest                                                                                       1,785,335
Other                                                                                             67,984
                                                                                         ----------------
Total assets                                                                               1,021,822,254

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                            20,994,800
Shares of beneficial interest redeemed                                                         4,475,012
Dividends                                                                                        998,692
Payable to custodian                                                                             975,993
Transfer and shareholder servicing agent fees                                                    217,528
Distribution and service plan fees                                                               122,137
Shareholder communications                                                                        83,759
Trustees' compensation                                                                             2,678
Other                                                                                             28,213
                                                                                         ----------------
Total liabilities                                                                             27,898,812

---------------------------------------------------------------------------------------------------------

NET ASSETS                                                                               $   993,923,442
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       993,876
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   992,917,297
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 12,597
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (328)
                                                                                         ----------------
NET ASSETS                                                                               $   993,923,442
                                                                                         ================

                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $440,693,047 and
440,700,743 shares of beneficial interest outstanding)                                             $1.00
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $105,041,510 and 104,997,015 shares
of beneficial interest outstanding)                                                                $1.00
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $194,558,143 and 194,546,895 shares
of beneficial interest outstanding)                                                                $1.00
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $253,630,742 and 253,631,744 shares
of beneficial interest outstanding)                                                                $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         16 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                 $    50,300,466
---------------------------------------------------------------------------------------------------------
Other income                                                                                      52,927
                                                                                         ----------------
Total investment income                                                                       50,353,393

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                4,333,025
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          842,452
Class B                                                                                          841,258
Class C                                                                                        1,136,961
Class N                                                                                        1,169,720
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        1,359,232
Class B                                                                                          289,785
Class C                                                                                          501,889
Class N                                                                                          660,928
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          147,933
Class B                                                                                           27,705
Class C                                                                                           22,630
Class N                                                                                            8,562
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             9,474
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        4,659
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                        1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                            205,587
                                                                                         ----------------
Total expenses                                                                                11,563,300
Less reduction to custodian expenses                                                              (1,370)
Less waivers and reimbursements of expenses                                                   (1,267,232)
                                                                                         ----------------
Net expenses                                                                                  10,294,698

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         40,058,695

---------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                                    (328)

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    40,058,367
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         17 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                     2007           2006
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                          $  40,058,695   $ 29,400,708
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                (328)         8,592
                                                                               -----------------------------
Net increase in net assets resulting from operations                              40,058,367     29,409,300

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (19,249,071)   (14,063,245)
Class B                                                                           (4,707,545)    (4,190,546)
Class C                                                                           (6,271,095)    (4,082,163)
Class N                                                                           (9,830,986)    (7,087,474)
                                                                               -----------------------------
                                                                                 (40,058,697)   (29,423,428)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (4,116)            --
Class B                                                                               (1,033)            --
Class C                                                                               (1,348)            --
Class N                                                                               (2,095)            --
                                                                               -----------------------------
                                                                                      (8,592)            --

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                           (4,873,110)    28,400,739
Class B                                                                          (44,528,421)     3,441,264
Class C                                                                           25,453,519     50,697,865
Class N                                                                           18,823,566     14,069,319
                                                                               -----------------------------
                                                                                  (5,124,446)    96,609,187

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         (5,133,368)    96,595,059
------------------------------------------------------------------------------------------------------------
Beginning of period                                                              999,056,810    902,461,751
                                                                               -----------------------------
End of period (including accumulated net investment income
of $12,597 and $12,599, respectively)                                          $ 993,923,442   $999,056,810
                                                                               =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         18 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2       .01
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2       .01
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2      (.01)
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2      (.01)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.54%       3.55%       1.44%       0.17%       0.54%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $440,693    $445,571    $417,176    $385,393    $465,843
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $432,909    $403,664    $399,517    $405,288    $451,634
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.45%       3.48%       1.46%       0.17%       0.53%
Total expenses                                              1.03%       1.10%       1.13%       1.22%       1.16%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       0.97%       0.99%       1.01%       0.99%       1.00%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.29%       3.29%       1.20%       0.11%       0.27%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $105,041    $149,571    $146,132    $219,061    $316,750
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $112,029    $130,319    $175,995    $247,836    $385,078
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.20%       3.21%       1.14%       0.10%       0.27%
Total expenses                                              1.52%       1.55%       1.56%       1.34%       1.37%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.21%       1.23%       1.24%       1.04%       1.27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         20 | OPPENHEIMER CASH RESERVES

CLASS C     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.22%       3.24%       1.16%       0.10%       0.25%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $194,558    $169,106    $118,410    $109,083    $106,650
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $151,581    $126,260    $107,761    $ 97,058    $113,569
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.14%       3.23%       1.20%       0.10%       0.24%
Total expenses                                              1.59%       1.67%       1.65%       1.39%       1.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.27%       1.28%       1.29%       1.05%       1.28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.28%       3.26%       1.15%       0.10%       0.43%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $253,631    $234,809    $220,744    $ 57,309    $ 52,350
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $234,641    $221,369    $143,516    $ 55,961    $ 49,145
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.19%       3.20%       1.47%       0.10%       0.41%
Total expenses                                              1.27%       1.35%       1.40%       1.39%       1.24%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.21%       1.26%       1.28%       1.06%       1.11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. The
Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $20,994,800 of securities issued on a when-issued basis or forward commitment.

                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

            UNDISTRIBUTED NET     UNDISTRIBUTED     ACCUMULATED LOSS
            INVESTMENT INCOME    LONG-TERM GAIN   CARRYFORWARD 1,2,3
            --------------------------------------------------------
            $1,015,540                      $--                 $328

1. As of July 31, 2007, the Fund had $328 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforwards were as follows:

            EXPIRING
            -------------------
            2015           $328

2. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

The tax character of distributions paid during the years ended July 31, 2007 and
July 31, 2006 was as follows:

                                          YEAR ENDED      YEAR ENDED
                                       JULY 31, 2007   JULY 31, 2006
            --------------------------------------------------------
            Distributions paid from:
            Ordinary income              $40,067,289   $  29,423,428

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

                         24 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JULY 31, 2007         YEAR ENDED JULY 31, 2006
                                          SHARES            AMOUNT         SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                 412,807,416    $  412,807,416    408,488,912    $  408,488,912
Dividends and/or distributions
reinvested                            18,171,756        18,171,753     13,224,569        13,224,569
Redeemed                            (435,852,422)     (435,852,279)  (393,315,111)     (393,312,742)
                                    ----------------------------------------------------------------
Net increase (decrease)               (4,873,250)   $   (4,873,110)    28,398,370    $   28,400,739
                                    ================================================================

                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                                   YEAR ENDED JULY 31, 2007        YEAR ENDED JULY 31, 2006
                                                     SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                             98,358,414   $  98,358,414     154,984,556   $ 154,984,556
Dividends and/or distributions reinvested         4,303,886       4,303,886       3,781,340       3,781,340
Redeemed                                       (147,190,704)   (147,190,721)   (155,326,716)   (155,324,632)
                                               -------------------------------------------------------------
Net increase (decrease)                         (44,528,404)  $ (44,528,421)      3,439,180   $   3,441,264
                                               =============================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                            200,059,729   $ 200,059,729     199,817,601   $ 199,817,601
Dividends and/or distributions reinvested         5,899,619       5,899,619       3,772,209       3,772,209
Redeemed                                       (180,505,829)   (180,505,829)   (152,891,627)   (152,891,945)
                                               -------------------------------------------------------------
Net increase                                     25,453,519   $  25,453,519      50,698,183   $  50,697,865
                                               =============================================================

------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                            160,915,111   $ 160,915,111     205,500,022   $ 205,500,022
Dividends and/or distributions reinvested         9,704,113       9,704,118       6,986,302       6,986,302
Redeemed                                       (151,795,658)   (151,795,663)   (198,417,011)   (198,417,005)
                                               -------------------------------------------------------------
Net increase                                     18,823,566   $  18,823,566      14,069,313   $  14,069,319
                                               =============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    ----------------------------------------
                    Up to $250 million                0.500%
                    Next $250 million                 0.475
                    Next $250 million                 0.450
                    Next $250 million                 0.425
                    Over $1 billion                   0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2007, the Fund paid
$2,828,832 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                         26 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and for Class N shares, the Fund pays the Distributor an annual service fee of 0.25% and an annual asset-based sales charge of 0.25%.
Effective January 1, 2003, the Fund decreased the asset-based sales charge on
Class B and Class C shares to 0.50% of average daily net assets per annum. The
Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The
Distributor's aggregate uncompensated expenses under the plan at June 30, 2007
Class N shares were $7,311,886. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                         CLASS A         CLASS B         CLASS C         CLASS N
                      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007            $ 5,094        $ 39,610         $ 5,955        $ 15,271

                         27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager
has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $607,826 for the year ended July 31, 2007. This expense limitation can be amended or terminated at any time without advance notice.

      OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce
Class B and Class C Distribution and/or Service (12b-1) Fees it is entitled to receive by 0.25% of the average annual net assets for each respective class of shares. During the year ended July 31, 2007, OFDI waived $280,419 and $378,987 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

      Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

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5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The
Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative

                         28 | OPPENHEIMER CASH RESERVES

definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No.
157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of
July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                         29 | OPPENHEIMER CASH RESERVES

                                       A-4
                                   Appendix A

                        Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated  "Moody's  Investment  Grade"  ("MIG").  Short-term  notes  which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of  protection  are ample although not as large as in the preceding group.

Standard & Poor's  Ratings  Services,  a division of The  McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for  commercial  paper  (defined by
Standard  and  Poor's as debt  having an  original  maturity  of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category.  The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this  category,  a plus (+) sign designation  indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions  than  obligations  in higher  rating categories.  However,  the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's  assigns  "dual  ratings" to all  municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first  rating addresses  the  likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With  short-term  demand debt,
Standard  and Poor's  note  rating  symbols  are used with the  commercial  paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the  following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of  generally up to three years, including  commercial  paper,  certificates of deposit,  medium-term  notes,  and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating. Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve), entities rated "R-1
(middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection. Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate credit quality and within the three subset grades (high, middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas.
Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as the "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities  purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality.  They carry the smallest degree of investment risk  and are  generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin  and  principal  is secure.  While the various protective  elements are likely to change, the changes that can be  expected  are most  unlikely  to  impair  the  fundamentally  strong position of such issues.
Aa:  Judged  to be of high  quality  by all  standards.  Together  with the "Aaa"
group,  they  comprise what are generally  known as  high-grade  bonds.  They are rated  lower than the best bonds  because  margins  of  protection  may not be as large as with "Aaa"  securities or fluctuation  of protective  elements may be of greater  amplitude  or  there  may be  other  elements  present  which  make  the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's  applies  numerical  modifiers  "1", "2" and "3" in its "Aa" rating classification.  The  modifier "1"  indicates  that the  obligation  ranks in the higher  end  of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds  maturing  beyond  three  years) are rated as follows:

AAA:  Bonds rated "AAA" have the  highest  rating  assigned by Standard & Poor's.
The  obligor's  capacity to meet its financial  commitment  on the  obligation is extremely strong.

AA:  Bonds rated "AA" differ from the  highest  rated  obligations  only in small degree.  A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest  Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA"  ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment  of
financial  commitments.   This  capacity  is  not  significantly   vulnerable  to
foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not  significantly vulnerable to foreseeable future  developments,  short-term debt of these issuers is generally rated "F-1+".

                                      A-A-1

                                       B-1
                                   Appendix B

B-12

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(2)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional  Information  ("SAI") of the applicable  Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

1) plans created or qualified  under  Sections  401(a) or 401(k) of the Internal
Revenue Code,

2) non-qualified deferred compensation plans,

3) employee benefit plans(3)

4) Group Retirement Plans(4)

5) 403(b)(7) custodial plan accounts

6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs, Roth
IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

I.Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-----------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months  (24  months  in the case of  shares of  Oppenheimer  Rochester  National
Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the  beginning  of the  calendar  month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."(5) This waiver provision applies to:

     |_|  Purchases of Class A shares aggregating $1 million or more.

     |_|  Purchases of Class A shares,  prior to March 1, 2007,  by a Retirement
          Plan that was permitted to purchase such shares at net asset value but subject to a contingent  deferred sales charge prior to March 1, 2001.
          That  included  plans  (other than IRA or 403(b)(7)  Custodial  Plans)
          that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total  plan  assets  of
          $500,000 or more, or 3) certified to the Distributor  that it projects to have annual plan purchases of $200,000 or more.

|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:

     1)   through a broker,  dealer, bank or registered  investment adviser that
          has  made  special   arrangements   with  the  Distributor  for  those
          purchases, or

     2)   by a direct  rollover of a  distribution  from a qualified  Retirement
          Plan if the  administrator of that Plan has made special  arrangements with the Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1)   The record  keeping is performed by Merrill  Lynch Pierce Fenner &
          Smith,  Inc.  ("Merrill  Lynch")  on a daily  valuation  basis for the
          Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its  assets  invested  in (a) mutual  funds,  other than those advised  or  managed  by Merrill  Lynch  Investment  Management,  L.P.
          ("MLIM"),  that are made available under a Service  Agreement  between
          Merrill  Lynch  and  the  mutual  fund's   principal   underwriter  or
          distributor,  and (b) funds  advised  or  managed  by MLIM (the  funds described in (a) and (b) are referred to as "Applicable Investments").

     2)   The record  keeping for the  Retirement  Plan is  performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch.
          On the  date  the  plan  sponsor  signs  the  record  keeping  service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets  (excluding assets invested in money market funds) invested in Applicable Investments.

     3)   The record  keeping for a Retirement  Plan is handled  under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that  agreement,  the  Plan  has 500 or more  eligible  employees  (as determined by the Merrill Lynch plan conversion manager).

II.  Waivers of Class A Sales Charges
   of Oppenheimer Funds
-----------------------------------

A.    Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

     |_|  The Manager or its affiliates.

     |_|  Present or former  officers,  directors,  trustees and employees  (and
          their  "immediate   families")  of  the  Fund,  the  Manager  and  its
          affiliates,  and  retirement  plans  established  by  them  for  their employees.  The  term  "immediate  family"  refers  to  one's  spouse,
          children,   grandchildren,   grandparents,   parents,  parents-in-law,
          brothers and sisters, sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives by
          virtue  of  a  remarriage  (step-children,   step-parents,  etc.)  are
          included.

     |_|  Registered management  investment  companies,  or separate accounts of insurance  companies  having  an  agreement  with the  Manager  or the
          Distributor for that purpose.

     |_|  Dealers or brokers that have a sales  agreement with the  Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

     |_|  Employees  and  registered  representatives  (and  their  spouses)  of dealers or brokers described above or financial institutions that have entered  into sales  arrangements  with such  dealers or brokers  (and which  are  identified  as  such  to  the  Distributor)  or  with  the
          Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the  purchaser's  own account (or for the benefit of such employee's spouse or minor children).

     |_|  Dealers,  brokers,  banks or registered  investment advisors that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in  particular  investment  products made  available  to their  clients.  Those  clients  may be  charged a transaction  fee by their  dealer,  broker,  bank or  advisor  for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory,  consulting  or other fee for their  services and buy shares for their own accounts or the accounts of their clients.

     |_|  "Rabbi  trusts"  that  buy  shares  for  their  own  accounts,  if the purchases  are  made  through  a broker  or  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_|  Clients  of  investment  advisors  or  financial  planners  (that have entered into an agreement for this purpose with the  Distributor)  who buy shares for their own accounts  may also  purchase  shares  without sales charge but only if their accounts are linked to a master account of their  investment  adviser  or  financial  planner on the books and records of the broker, agent or financial  intermediary with which the
          Distributor  has  made  such  special  arrangements.   Each  of  these
          investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     |_|  Directors, trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives  or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the
          investment   advisor  (the   Distributor   must  be  advised  of  this
          arrangement)  and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

     |_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.

     |_|  Dealers,  brokers,  banks, or registered investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares to defined  contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections 401(a),  401(k),  403(b) or 457 of the Internal Revenue
          Code),  in each  case if those  purchases  are made  through a broker,
          agent  or  other   financial   intermediary   that  has  made  special
          arrangements with the Distributor for those purchases.

     |_|  A  TRAC-2000  401(k)  plan  (sponsored  by the former  Quest for Value
          Advisors)  whose Class B or Class C shares of a Former Quest for Value
          Fund  were  exchanged  for  Class A  shares  of that  Fund  due to the termination  of the Class B and Class C TRAC-2000  program on November
          24, 1995.

     |_|  A qualified  Retirement Plan that had agreed with the former Quest for
          Value Advisors to purchase shares of any of the Former Quest for Value
          Funds  at net  asset  value,  with  such  shares  to be  held  through
          DCXchange,  a sub-transfer agency mutual fund  clearinghouse,  if that arrangement was consummated and share purchases  commenced by December
          31, 1996.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     |_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement
          Plan that was permitted to purchase such shares at net asset value but subject to a contingent  deferred sales charge prior to March 1, 2001.
          That  included  plans  (other than IRA or 403(b)(7)  Custodial  Plans)
          that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total  plan  assets  of
          $500,000 or more, or 3) certified to the Distributor  that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases by former shareholders of Atlas Strategic Income Fund of the
          Class A shares of any Oppenheimer  fund that is available for exchange to shareholders of Oppenheimer Strategic Income Fund.

B.    Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain
Transactions.

     1.   Class A shares issued or purchased in the following  transactions  are not  subject  to sales  charges  (and no  concessions  are paid by the
          Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

|_|  Shares  purchased by the  reinvestment of dividends or other  distributions reinvested  from  the Fund or other  Oppenheimer  funds or unit  investment trusts  for  which  reinvestment  arrangements  have  been  made  with  the
     Distributor.

|_|  Shares purchased by certain  Retirement Plans that are part of a retirement plan or platform offered by banks,  broker-dealers,  financial  advisors or insurance companies, or serviced by recordkeepers.

|_|  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_|  Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession at the annual rate of 0.25%
     is paid by the  Distributor  on purchases made within the first 6 months of plan establishment):

|_|  Retirement Plans that have $5 million or more in plan assets.

|_|  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

|_|  To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

|_|  Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).

|_|  For distributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

1)   Following the death or disability (as defined in the Internal Revenue Code)
     of the participant or beneficiary. The death or disability must occur after the participant's account was established.

2)   To return excess contributions.

3)   To return contributions made due to a mistake of fact.

4)   Hardship withdrawals, as defined in the plan.(6)

5)   Under a Qualified  Domestic  Relations  Order,  as defined in the  Internal
     Revenue Code, or, in the case of an IRA, a divorce or separation  agreement described in Section 71(b) of the Internal Revenue Code.

6)   To meet the minimum distribution requirements of the Internal Revenue Code.

7)   To make  "substantially  equal  periodic  payments" as described in Section
     72(t) of the Internal Revenue Code.

8)   For loans to participants or beneficiaries.

9)   Separation from service.(7)

10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a  subsidiary  of the Manager) if the plan has made special arrangements with the Distributor.

11)  Plan termination or "in-service  distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

|_|  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

|_|  For  distributions  from retirement  plans that have $10 million or more in plan  assets  and that  have  entered  into a  special  agreement  with the
     Distributor.

|_|  For distributions from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies or record keepers which have entered into a special agreement with the Distributor.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A.    Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

|_|  Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

|_|  Redemptions  from accounts other than Retirement  Plans following the death or disability of the last  surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a  determination  of disability by the Social
     Security Administration.

|_|  The contingent  deferred  sales charges are generally not waived  following the death or  disability of a grantor or trustee for a trust  account.  The contingent  deferred  sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or  revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a determination  of disability (as defined in the Internal Revenue Code).

|_|  Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

|_|  Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

|_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of  financial  institutions  that have  entered  into a special arrangement with the Distributor for this purpose.

|_|  Redemptions  of Class C shares  of an  Oppenheimer  fund in  amounts  of $1 million or more  requested  in writing by a  Retirement  Plan  sponsor  and submitted more than 12 months after the Retirement Plan's first purchase of
     Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|  Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:

1)   Following the death or disability (as defined in the Internal Revenue Code)
     of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

2)   To return excess contributions made to a participant's account.

3)   To return contributions made due to a mistake of fact.

4)   To make hardship withdrawals, as defined in the plan.(9)

5)   To make  distributions  required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation  agreement  described in
     Section 71(b) of the Internal Revenue Code.

6)   To meet the minimum distribution requirements of the Internal Revenue Code.

7)   To make  "substantially  equal  periodic  payments" as described in Section
     72(t) of the Internal Revenue Code.

8)   For loans to participants or beneficiaries.(10)

9)   On account of the participant's separation from service.(11)

10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager)  offered as an investment  option in a Retirement  Plan if the plan has made special arrangements with the Distributor.

11)  Distributions  made  on  account  of a  plan  termination  or  "in-service"
     distributions,  if the  redemption  proceeds are rolled over directly to an
     OppenheimerFunds-sponsored IRA.

12)  For  distributions   from  a  participant's   account  under  an  Automatic
     Withdrawal  Plan after the  participant  reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10% of the account's value, adjusted annually.

13)  Redemptions  of Class B shares  under an Automatic  Withdrawal  Plan for an account  other  than a  Retirement  Plan,  if the  aggregate  value  of the redeemed  shares  does not  exceed  10% of the  account's  value,  adjusted annually.

14)  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

|_|  Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
     Withdrawal  Plan  from  an  account  other  than a  Retirement  Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

|_|  Shares sold to the Manager or its affiliates.

|_|  Shares  sold to  registered  management  investment  companies  or separate accounts of insurance companies having an agreement with the Manager or the
     Distributor for that purpose.

|_|  Shares issued in plans of reorganization to which the Fund is a party.

|_|  Shares sold to present or former officers, directors, trustees or employees
     (and their  "immediate  families" as defined  above in Section I.A.) of the
     Fund, the Manager and its affiliates  and retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer  Funds  Who Were  Shareholders  of  Former  Quest  for  Value  Funds
------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the  Prospectus  or SAI of the
Oppenheimer  funds are modified as described  below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible,  those persons must have been  shareholders on November 24, 1995, when  OppenheimerFunds,  Inc.
became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Rising Dividends Fund, Inc.
   Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest Opportunity Value Fund
   Oppenheimer Quest International Value Fund, Inc.

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S Government Income Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund
   Quest for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund
   Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former
Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:

|_|   acquired by such shareholder pursuant to an exchange of shres of an
Oppenheimer fund that waas one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for
Value Funds into that other Oppenheimer fund on November 24, 1995.

A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value
Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities.  The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to
November 24, 1995.

                      Initial Sales       Initial Sale Charge    Concession as %
Number of Eligible    Charge as a % of    as a % of Net Amount   of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and SAI. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on February
            28, 1991 and who acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
            Security Administration);

o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value, adjusted annually; and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
      Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
      Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former
            Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual
            Funds, and

         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
            Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,

|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's SAI) of the Fund, the
         Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,

|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers
         (and whose identity is made known to the Distributor) or with the
         Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

                                       C-2
---------------------------------------------------------------------------------
Oppenheimer Cash Reserves
---------------------------------------------------------------------------------

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank

      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202-3942

Counsel to the Fund

      Myer, Swanson, Adams & Wolf, P.C.
      1350 Lawrence Street, Suite 100
      Denver, Colorado 80204

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0760.001.1107

(1). In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                          OPPENHEIMER CASH RESERVES

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)   Amended and Restated  Declaration of Trust dated February 2, 2001:
Previously filed with Registrant's  Post-Effective  Amendment No. 20 (9/27/01)
(Reg. No. 33-23223), and incorporated herein by reference.

      (ii)  Amendment No. 1 dated 8/27/02 to Amended and Restated  Declaration of Trust  dated  2/2/01:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 22 (9/23/02) (Reg. No.  33-23223),  and  incorporated  herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post-Effective  Amendment No. 20 (9/27/01) (Reg. No.
33-23223), and incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 21,  11/26/01,  and  incorporated herein by reference.

(ii)  Specimen Class B Share  Certificate:  Previously filed with Registrant's
Post-Effective   Amendment  No.  21,  11/26/01,  and  incorporated  herein  by reference.

(iii) Specimen Class C Share  Certificate:  Previously filed with Registrant's
Post-Effective   Amendment  No.  21,  11/26/01,  and  incorporated  herein  by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 21,  11/26/01,  and  incorporated herein by reference.

(d)   Investment  Advisory Agreement dated October 22, 1990:  Previously filed with  Registrant's  Post Effective  Amendment No. 3 (2/28/91) and refiled with
Registrant's  Post-Effective Amendment No. 10 (4/25/95),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement   dated   October  13,   1992:
Previously filed with Registrant's Post Effective  Amendment No. 10 (4/25/95),
and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration
Statement  of  Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),
10/23/06, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration
Statement  of  Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),
10/23/06, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration
Statement  of  Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),
10/23/06, and incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds   Distributor,  Inc.:  Previously  filed with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 34 to the Registration  Statement of Oppenheimer  Main Street Funds,  Inc. (Reg. No.
33-17850), 10/23/06, and incorporated herein by reference.

(f)   Form   of   Compensation    Deferral    Agreement   for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   (i)   Global Custodial Services Agreement dated July 15, 2003, as amended September 13, 2006, between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 27 to the Registration Statement of
Oppenheimer California Municipal Fund (Reg. No. 33-23566), 9/26/06, and
incorporated herein by reference.

      (ii)  Amended and Restated  Foreign Custody Manager  Agreement dated May
31, 2001,  as amended July 15, 2003 between  Registrant  and  Citibank,  N.A.:
Previously  filed  with  Pre-Effective  Amendment  No.  1 to the  Registration
Statement of Oppenheimer  Large Cap Core Trust (Reg. No.  33-23223),  8/05/03,
and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)   Opinion  and  Consent  of  Counsel   dated   November   24,  1999:
Previously   filed  with   Registrant's   Post-Effective   Amendment  No.  17,
(11/24/99), and incorporated herein by reference.

      (ii)  Opinion and Consent of Counsel for Class N shares  dated  November
21, 2000: Previously filed with Registrant's  Post-Effective Amendment No. 19,
(11/22/00), and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
shares dated October 28, 2005: Filed herewith.

(ii)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class B shares dated  October 28,  2005:  previously  filed with  Registrant's
Post-Effective   Amendment  No.  27  (9/26/06),  and  incorporated  herein  by reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class C shares dated  October 28,  2005:  previously  filed with  Registrant's
Post-Effective   Amendment  No.  27  (9/26/06),  and  incorporated  herein  by reference.

(iv)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class N shares dated October 28, 2005, and incorporated herein by reference.

(v)   Prototype  Supplemental  Distribution  Assistance Agreement:  Previously
filed with  Registrant's  Post-Effective  Amendment No. 5, (4/30/92),  refiled with  Registrant's  Post-Effective  Amendment No. 10,  (4/25/95),  pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
08/29/07:   Previously  Filed  with  the  Initial  Registration  Statement  of
Oppenheimer   Portfolio   Series  Fixed  Income   Investor   Fund  (Reg.   No.
333-146105), (9/14/07), and incorporated herein by reference.

(o)    Powers of Attorney dated August 29, 2006 for all Trustees/Directors and Officers: Previously filed with Post-Effective Amendment No. 27 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
(9/26/06), and incorporated herein by reference.

(p)   Not applicable [the Registrant is a money market fund].

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference  is  made to the  provisions  of  Article  Seventh  of  Registrant's
Amended  and  Restated  Declaration  of Trust  filed as Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation or employment of a substantial  nature in which each  officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for his/her own  account  or in the  capacity  of  director,  officer,  employee, partner or trustee.
--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Adams               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hany S. Ayad,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Rowe Price  Group  (September  2000 - January
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rajeev Bhaman,              None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,          None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Veronika Boesch,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            None
Vice President & Senior
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Holly Broussard,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristine Bryan-Levin,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephanie Bullington,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JoAnne Butler,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald James Concepcion,    None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Dachille,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Damian,                None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Dawson,              None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Delano,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Vice President & Assistant  - December 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech University (July 2005 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Robert Erven,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   of
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Fling,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara Fraser,             None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donald French,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Seth Gelman,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Raquel Granahan,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Herrmann,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Andrew Huddleston,    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Frank V. Jennings,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Kadehjian,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Kiernan,               None
Assistant Vice President &
Marketing Compliance
Manager

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Kim,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Klassen,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Knott,              None
Executive Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Kohn,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Martin S. Korn,             None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Livengood,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christina Loftus,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel G. Loughran          None
Senior Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder

                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Martin,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional

                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        Formerly  self-employed as a securities  consultant
Vice President              (January 2004 - December 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trudi McKenna,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Neil McCarthy,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William McNamara,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary McNamee,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jay Mewhirter,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                 None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Mulcahy,               None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meaghan Murphy,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Nasta,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James B. O'Connell,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tony Oh,                    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Okray,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristina Olson,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David P. Pellegrino,        None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicolas Pisciotti,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Polak,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Robis,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jessica Rosenfeld,          None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Royce,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            None.
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen P. Schoenfeld,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Allan P. Sedmak,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kamal Shah,                 None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Navin Sharma,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tammy Sheffer,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Dugan Sheridan,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Smith,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Stewart,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter Strzalkowski,         Formerly  (as  of  August  2007)   Founder/Managing
Vice President              Partner at Vector Capital Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Toomey,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Toner,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cameron Ullyatt,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jake Vogelaar,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Troy Willis,                None
Assistant Vice President,
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mitchell Williams,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Wimer,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meredith Wolff,             None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer

                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoff Youell,               None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is
the  investment   adviser,  as  described  in  Part  A  and  Part  B  of  this
Registration  Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Select Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Timothy Abbhul(1)                Vice President and       None
                                 Treasurer

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Beringer                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Blinzler(1)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryan Bracchi                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joshua Broad(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donelle Chisolm(2)               Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Daley                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beth Arthur Du Toit(1)           Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Fereday                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Friebel                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Alyson Frost                     Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
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Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
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Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
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Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
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Robert Grill(2)                  Senior Vice President    None

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Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
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Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
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James E. Gunter                  Vice President           None
603 Withers Circle

Wilmington, DE 19810
----------------------------------------------------------------------------------
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Garrett Harbron                  Vice President           None

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Kevin J. Healy(2)                Vice President           None
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Wendy G. Hetson(2)              Vice President            None
----------------------------------------------------------------------------------
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Jennifer Hoelscher(1)            Assistant Vice President None

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William E. Hortz(2)              Vice President           None
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Edward Hrybenko(2)               Vice President           None
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Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
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Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
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Patrick Hyland(2)                Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind(2)                  Vice President           None

----------------------------------------------------------------------------------
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Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
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Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
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Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
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Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
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Elyse Jurman                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Kasa                     Vice President           None

----------------------------------------------------------------------------------
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Thomas Keffer(2)                 Senior Vice President    None

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Christina J. Keller(2)           Vice President           None
----------------------------------------------------------------------------------
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Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian Kiley(2)                   Vice President           None

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Lisa Klassen(1)                  Vice President           None

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Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
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Richard Knott(1)                 President and Director   None

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Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
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Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
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David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
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Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
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Jesse Levitt(2)                  Assistant Vice President None

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Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
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Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
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Christina Loftus(2)              Vice President           None

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Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
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Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
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Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
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Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
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Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
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Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
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LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
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Michael McDonald                 Vice President           None

----------------------------------------------------------------------------------
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John C. McDonough                Senior Vice President    None
533 Valley Road

New Canaan, CT 06840
----------------------------------------------------------------------------------
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Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
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Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
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William Meerman                  Vice President           None

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Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
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Saul Mendoza                     Vice President           None

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Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
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Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
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Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
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Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
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Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
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David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
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Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
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Matthew Mulcahy(2)               Vice President           None

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Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
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John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
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Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
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Kevin P. Neznek(2)              Vice President            None
----------------------------------------------------------------------------------
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Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
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Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
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Donald Pawluk(2)                 Vice President           None

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Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Wayne Perry                      Vice President           None

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Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
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Rachel Powers                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nicole Pretzel                   Vice President           None

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Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
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Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
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Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
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Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
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Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ramsey Rayan                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Corry Read(2)                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Rock                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
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Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
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Jennifer Sexton(2)              Vice President            None
----------------------------------------------------------------------------------
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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                    Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William K. Tai                   Vice President           None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Darren Walsh(1)                  Executive Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Walsh                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janeanne Weickum                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
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Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kurt Wolfgruber                  Director                 None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Meredith Wolff(2)                Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michelle Wood(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty  Street-11th  Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the County of Arapahoe and State of Colorado on
the 7th day of November, 2007.

                                    OPPENHEIMER CASH RESERVES

                                    By: /s/ John V. Murphy*

                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

William L. Armstrong*        Chairman of the            November 7, 2007
---------------------------  Board of Trustees
William L. Armstrong

John V. Murphy*              President, Principal       November 7, 2007
------------------------     Executive Officer & Trustee
John V. Murphy

Brian W. Wixted*             Treasurer, Principal       November 7, 2007
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

George Bowen*                Trustee                    November 7, 2007

----------------------
George Bowen

Edward Cameron*              Trustee                    November 7, 2007

------------------------
Edward Cameron

Jon S. Fossel*               Trustee                    November 7, 2007

--------------------
Jon S. Fossel

Sam Freedman*                Trustee                    November 7, 2007

---------------------
Sam Freedman

Beverly L. Hamilton*

-------------------------    Trustee                    November 7, 2007
Beverly L. Hamilton

Robert J. Malone*

-----------------------      Trustee                    November 7, 2007
Robert J. Malone

F. William Marshall, Jr.*    Trustee                    November 7, 2007

----------------------------
F. William Marshall, Jr.

*By:  /s/ Kathleen T. Ives
        -----------------------------------------
        Kathleen T. Ives, Attorney-in-Fact

                          OPPENHEIMER CASH RESERVES

                       Post-Effective Amendment No. 28

                     Registration Statement No. 33-23223

                                EXHIBIT INDEX

Exhibit No.       Description

23(j)            Independent Registered Public Accounting Firm's Consent

23(m)(i)          Amended and Restated  Service Plan and Agreement for Class A
                  shares dated October 28, 2005